                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     4500 MAIN STREET, KANSAS CITY, MISSOURI                       64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:             07-31
                              --------------------------------------------------

Date of reporting period:            01-31-2007
                              --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

[american century investments livestrong portfolios logo and text logo]

LIVESTRONG(TM) PORTFOLIOS FROM
AMERICAN CENTURY INVESTMENTS

Semiannual Report

LIVESTRONG Income Portfolio
LIVESTRONG 2015 Portfolio
LIVESTRONG 2025 Portfolio
LIVESTRONG 2035 Portfolio
LIVESTRONG 2045 Portfolio

[photo of man]

January 31, 2007

OUR MESSAGE TO YOU

We have the privilege of providing you with the semiannual report for the  LIVESTRONG(TM)  Portfolios from American
Century  Investments  for the six months ended  January 31,  2007.  We've  gathered  this  information  to help you monitor  your  investment.  Another  resource is our  website,  americancentury.com,  where we post  company  news, portfolio  commentaries,  investment views, and other  communications  about portfolio strategy,  personal finance, government policy, and the markets.

Speaking of company news,  American Century announced the following  leadership  changes.  Chief Investment Officer
Mark Mallon retired in the first quarter of 2007, after nearly a decade at American  Century.  Effective January 1,
2007,  former  International  Equity CIO Enrique Chang became CIO with  responsibilities  for the entire investment management  operation.  Prior to joining  American  Century in 2006,  Enrique worked at Munder Capital  Management, serving the last four years as president  and CIO.  Before that, he held a series of senior  investment  management positions at Vantage Global Advisors, J. & W. Seligman and Co. and General Reinsurance Corp.

In January 2007,  President and Chief Executive  Officer Bill Lyons announced his retirement  after nearly 20 years at American  Century.  Chief Financial  Officer Jonathan Thomas was appointed  president and CEO effective March 1,
2007. Since 2005,  Jonathan has overseen American  Century's  financial area, with additional  responsibilities  in purchasing,  facilities,  real estate,  information  technology,  operations,  and human resources.  Before joining
American  Century,  Jonathan  was a  managing  director  and global  chief  operating  officer of Morgan  Stanley's investment  division,  and worked in senior leadership roles for Bank of America,  Boston Financial  Services,  and
Fidelity Investments.

We wish to thank Mark and Bill for their  many years of  distinguished  service --  American  Century is a stronger company as a result of their hard work.  And we firmly  believe  their roles in our firm are  transitioning  to two talented, committed, and experienced top executives.

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
VICE CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

LIVESTRONG(TM) PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS

FINANCIAL STATEMENTS

OTHER INFORMATION

American Century Investment  Services,  Inc., has entered into an agreement with the Lance Armstrong Foundation for rights  to use the  LIVESTRONG  name.  LIVESTRONG  is a  trademark  of the  Lance  Armstrong  Foundation.  For more information about the foundation, visit livestrong.org.

The opinions expressed in the Portfolio  Commentary  reflect those of the portfolio  management team as of the date of the report,  and do not  necessarily  represent  the  opinions of  American  Century or any other  person in the
American  Century  organization.  Any such  opinions  are  subject to change at any time based upon market or other conditions and American Century  disclaims any  responsibility  to update such opinions.  These opinions may not be relied upon as investment  advice and,  because  investment  decisions made by American  Century funds are based on numerous  factors,  may not be relied upon as an  indication  of trading  intent on behalf of any American  Century fund.  Security examples are used for  representational  purposes only and are not intended as  recommendations  to purchase  or sell  securities.  Performance  information  for  comparative  indices and  securities  is provided to
American  Century by third  party  vendors.  To the best of  American  Century's  knowledge,  such  information  is accurate at the time of printing.

PERFORMANCE
LIVESTRONG Portfolios

Total Returns as of January 31, 2007
                                                          Average
                                                           Annual
                                                          Returns
                                                           Since      Inception
                                  6 months(1)   1 year   Inception      Date
LIVESTRONG INCOME PORTFOLIO
INVESTOR CLASS                       7.64%       8.18%     7.78%       8/31/04
Institutional Class                  7.75%       8.40%     7.99%       8/31/04
Advisor Class                        7.41%       7.91%     7.49%       8/31/04
R Class                              7.38%       7.65%     7.24%       8/31/04

LIVESTRONG 2015 PORTFOLIO
INVESTOR CLASS                       8.88%       9.07%     10.18%      8/31/04
Institutional Class                  8.99%       9.29%     10.38%      8/31/04
Advisor Class                        8.71%       8.71%     9.89%       8/31/04
R Class                              8.53%       8.43%     9.62%       8/31/04

LIVESTRONG 2025 PORTFOLIO
INVESTOR CLASS                      10.37%       9.99%     12.24%      8/31/04
Institutional Class                 10.40%      10.21%     12.44%      8/31/04
Advisor Class                       10.19%       9.71%     11.96%      8/31/04
R Class                             10.11%       9.53%     11.70%      8/31/04

RUSSELL 3000 INDEX(2)               14.33%      14.11%     14.93%        --
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(2)(3)                     3.67%       4.32%     3.37%         --
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(2)(3)           3.65%       4.28%     3.29%         --

(1) Total returns for periods less than one year are not annualized.

(2) Data  provided  by Lipper  Inc.  -- A Reuters  Company.  © 2007  Reuters.  All rights  reserved.  Any  copying, republication or  redistribution  of Lipper content,  including by caching,  framing or similar means, is expressly prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports,  financial reporting services,  periodicals and other resources  believed to be reliable.  Although carefully  verified,  data on compilations is not guaranteed by
Lipper and may be incomplete.  No offer or solicitations to buy or sell any of the securities  herein is being made by Lipper.

(3) In September of 2006, the LIVESTRONG  Portfolios changed their fixed-income  benchmark from the Lehman Brothers
U.S.  Aggregate  Index to the  Citigroup  US Broad  Investment-Grade  Bond  Index.  The fund's  investment  advisor believes this index better represents the fund's portfolio composition.

The Russell 3000 Index  represents  approximately  98% of the  investable  U.S.  equity market and provides a broad
measure  of  equity   performance.   The  Lehman  Brothers  U.S.   Aggregate  Index  and  the  Citigroup  US  Broad
Investment-Grade  Bond Index  represent  the U.S.  investment-grade  fixed-rate  bond  market and  provides a broad measure of bond market  performance.  Performance for these indices is provided for reference  only.  Neither index is intended to represent  the  composition  of the  portfolio,  which  invests in a mix of equity and  fixed-income securities.  (See the Schedule of Investments for the LIVESTRONG  Portfolio's  asset  allocations as of January 31,
2007.)

Data presented reflect past performance.  Past performance is no guarantee of future results.  Current  performance may be higher or lower than the  performance  shown.  Investment  return and principal  value will  fluctuate,  and redemption  value may be more or less than  original  cost. To obtain  performance  data current to the most recent month end, please call  1-800-345-2021 or visit  americancentury.com.  The performance of LIVESTRONG  Portfolios is dependent on the  performance of their  underlying  American  Century funds,  and will assume the risks  associated with these funds. The risks will vary according to each LIVESTRONG  Portfolio's asset  allocation,  and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes  reinvestment  of dividends and capital  gains,  and none of the charts reflect the deduction of taxes that a shareholder  would pay on fund  distributions or the redemption of fund shares.  Returns for the indices are provided for comparison.  The fund's total returns include operating  expenses (such as  administrative  fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Total Returns as of January 31, 2007
                                                             Average
                                                              Annual
                                                             Returns
                                                              Since      Inception
                                   6 months(1)    1 year    Inception      Date
LIVESTRONG 2035 PORTFOLIO
INVESTOR CLASS                        12.04%      11.38%      14.24%      8/31/04
Institutional Class                   12.15%      11.68%      14.49%      8/31/04
Advisor Class                         11.94%      11.10%      13.97%      8/31/04
R Class                               11.76%      10.82%      13.70%      8/31/04

LIVESTRONG 2045 PORTFOLIO
INVESTOR CLASS                        12.94%      12.09%      15.23%      8/31/04
Institutional Class                   12.97%      12.22%      15.44%      8/31/04
Advisor Class                         12.84%      11.81%      14.96%      8/31/04
R Class                               12.57%      11.45%      14.64%      8/31/04

RUSSELL 3000 INDEX(2)                 14.33%      14.11%      14.93%        --
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(2)(3)                      3.67%       4.32%       3.37%         --
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(2)(3)            3.65%       4.28%       3.29%         --

(1) Total returns for periods less than one year are not annualized.

(2) Data  provided  by Lipper  Inc.  -- A Reuters  Company.  © 2007  Reuters.  All rights  reserved.  Any  copying, republication or  redistribution  of Lipper content,  including by caching,  framing or similar means, is expressly prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports,  financial reporting services,  periodicals and other resources  believed to be reliable.  Although carefully  verified,  data on compilations is not guaranteed by
Lipper and may be incomplete.  No offer or solicitations to buy or sell any of the securities  herein is being made by Lipper.

(3) In September of 2006, the LIVESTRONG  Portfolios changed their fixed-income  benchmark from the Lehman Brothers
U.S.  Aggregate  Index to the  Citigroup  US Broad  Investment-Grade  Bond  Index.  The fund's  investment  advisor believes this index better represents the fund's portfolio composition.

The Russell 3000 Index  represents  approximately  98% of the  investable  U.S.  equity market and provides a broad
measure  of  equity   performance.   The  Lehman  Brothers  U.S.   Aggregate  Index  and  the  Citigroup  US  Broad
Investment-Grade  Bond Index  represent  the U.S.  investment-grade  fixed-rate  bond  market and  provides a broad measure of bond market  performance.  Performance for these indices is provided for reference  only.  Neither index is intended to represent  the  composition  of the  portfolio,  which  invests in a mix of equity and  fixed-income securities.  (See the Schedule of Investments for the LIVESTRONG  Portfolio's  asset  allocations as of January 31,
2007.)

Data presented reflect past performance.  Past performance is no guarantee of future results.  Current  performance may be higher or lower than the  performance  shown.  Investment  return and principal  value will  fluctuate,  and redemption  value may be more or less than  original  cost. To obtain  performance  data current to the most recent month end, please call  1-800-345-2021 or visit  americancentury.com.  The performance of LIVESTRONG  Portfolios is dependent on the  performance of their  underlying  American  Century funds,  and will assume the risks  associated with these funds. The risks will vary according to each LIVESTRONG  Portfolio's asset  allocation,  and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes  reinvestment  of dividends and capital  gains,  and none of the charts reflect the deduction of taxes that a shareholder  would pay on fund  distributions or the redemption of fund shares.  Returns for the indices are provided for comparison.  The fund's total returns include operating  expenses (such as  administrative  fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG Income Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2015 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance.  Past performance is no guarantee of future results.  Current  performance may be higher or lower than the  performance  shown.  Investment  return and principal  value will  fluctuate,  and redemption  value may be more or less than  original  cost. To obtain  performance  data current to the most recent month end, please call  1-800-345-2021 or visit  americancentury.com.  The performance of LIVESTRONG  Portfolios is dependent on the  performance of their  underlying  American  Century funds,  and will assume the risks  associated with these funds. The risks will vary according to each LIVESTRONG  Portfolio's asset  allocation,  and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes  reinvestment  of dividends and capital  gains,  and none of the charts reflect the deduction of taxes that a shareholder  would pay on fund  distributions or the redemption of fund shares.  Returns for the indices are provided for comparison.  The fund's total returns include operating  expenses (such as  administrative  fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2025 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2035 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance.  Past performance is no guarantee of future results.  Current  performance may be higher or lower than the  performance  shown.  Investment  return and principal  value will  fluctuate,  and redemption  value may be more or less than  original  cost. To obtain  performance  data current to the most recent month end, please call  1-800-345-2021 or visit  americancentury.com.  The performance of LIVESTRONG  Portfolios is dependent on the  performance of their  underlying  American  Century funds,  and will assume the risks  associated with these funds. The risks will vary according to each LIVESTRONG  Portfolio's asset  allocation,  and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes  reinvestment  of dividends and capital  gains,  and none of the charts reflect the deduction of taxes that a shareholder  would pay on fund  distributions or the redemption of fund shares.  Returns for the indices are provided for comparison.  The fund's total returns include operating  expenses (such as  administrative  fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2045 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended January 31
                                                          2005*     2006      2007
LIVESTRONG Income Portfolio -- Investor Class             5.00%     5.54%    8.18%
LIVESTRONG 2015 Portfolio -- Investor Class               6.80%     8.55%    9.07%
LIVESTRONG 2025 Portfolio -- Investor Class               8.00%    11.30%    9.99%
LIVESTRONG 2035 Portfolio -- Investor Class               9.33%    13.33%    11.38%
LIVESTRONG 2045 Portfolio -- Investor Class               10.07%   14.20%    12.09%
Russell 3000 Index                                        8.87%    12.67%    14.11%
Citigroup US Broad Investment-Grade Bond Index            1.91%     1.91%    4.32%
Lehman Brothers U.S. Aggregate Index                      1.86%     1.80%    4.28%

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance.  Past performance is no guarantee of future results.  Current  performance may be higher or lower than the  performance  shown.  Investment  return and principal  value will  fluctuate,  and redemption  value may be more or less than  original  cost. To obtain  performance  data current to the most recent month end, please call  1-800-345-2021 or visit  americancentury.com.  The performance of LIVESTRONG  Portfolios is dependent on the  performance of their  underlying  American  Century funds,  and will assume the risks  associated with these funds. The risks will vary according to each LIVESTRONG  Portfolio's asset  allocation,  and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes  reinvestment  of dividends and capital  gains,  and none of the charts reflect the deduction of taxes that a shareholder  would pay on fund  distributions or the redemption of fund shares.  Returns for the indices are provided for comparison.  The fund's total returns include operating  expenses (such as  administrative  fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
LIVESTRONG Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

All five LIVESTRONG  Portfolios  posted positive returns for the six months ended January 31, 2007.  Returns ranged from 7.64%* for the LIVESTRONG  Income  Portfolio to 12.94% for  LIVESTRONG  2045 Portfolio (see pages 2-6 for more detailed  performance  information).  LIVESTRONG  Portfolios'  results  reflected solid gains for stocks and bonds, both domestically and internationally.

Because of the  Portfolios'  strategic  exposure to the various asset  classes,  a review of the financial  markets helps explain much of their performance.

STOCK MARKET REVIEW

U.S. stocks rallied sharply during the six-month period,  posting  double-digit gains. Despite a modest slowdown in the economy,  corporate  profit growth  remained  robust--as of January 31, 2007, the companies in the S&P 500 were on track to deliver  double-digit  earnings  growth in the fourth  quarter of 2006,  extending  a streak that dates back to the second  quarter of 2002.  Heavy merger and  acquisition  activity,  driven  primarily by private equity firms awash in cash, also contributed to the stock market's gains.

As the table to the right shows,  mid-cap stocks  produced the best returns (based on the Russell  indices),  while small-cap  issues  outpaced their  large-cap  counterparts.  Value stocks  generally  outperformed  growth-oriented shares, with the exception of the large-cap segment of the  market--large-cap  growth stocks came out ahead, ending an extended period of underperformance versus large-cap value.

Foreign stocks also enjoyed  double-digit gains during the period.  Emerging markets were the best performers,  led by Latin America.  Among  developed  markets,  the Pacific Rim countries  posted the highest  returns,  followed by
European bourses. Japan was the laggard, though it too registered a positive return for the six months.

Market Index Total Returns
For the six months ended January 31, 2007

U.S. STOCKS
Russell 1000 (Large-Cap)(1)                             14.28%
Russell Midcap(1)                                       16.20%
Russell 2000 (Small-Cap)(1)                             14.95%

INTERNATIONAL STOCKS
MSCI EAFE                                               14.33%
MSCI Emerging Markets                                   20.45%

U.S. FIXED INCOME
Lehman Brothers U.S. Aggregate(1)                        3.65%
10-Year U.S. Treasury Note                               3.27%
90-Day U.S. Treasury Bill(1)                             2.45%

INTERNATIONAL BONDS
Citigroup Non-U.S. World Government Bond                 0.58%

(1) Data  provided  by Lipper  Inc.  -- A Reuters  Company.  © 2007  Reuters.  All  rights  reserved.  Any  copying, republication or  redistribution  of Lipper content,  including by caching,  framing or similar means, is expressly prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports,  financial reporting services,  periodicals and other resources  believed to be reliable.  Although carefully  verified,  data on compilations is not guaranteed by
Lipper and may be incomplete.  No offer or solicitations to buy or sell any of the securities  herein is being made by Lipper.

*All LIVESTRONG Portfolio returns referenced in this commentary are for Investor Class shares.

Total returns for periods less than one year are not annualized.

------

LIVESTRONG Portfolios

BOND MARKET REVIEW

U.S. bonds advanced  during the period,  but their gains were more modest than those in the stock market (see table on previous  page).  The bond market rallied early in the period amid evidence of slowing  economic  growth and the
Federal  Reserve's  shift to a stable  interest  rate policy.  After  raising  short-term  interest  rates 17 times between  June 2004 and June  2006,  the Fed held rates  steady at 5.25%  throughout  the  six-month  period.  Bonds surrendered some of their gains in the last two months as the economy displayed some unexpected resiliency.

From a sector perspective,  high-yield corporate bonds posted the highest returns,  benefiting from strong investor demand for yield.  Investment-grade  corporate bonds and  mortgage-backed  securities  also performed  well,  while
Treasury and government agency bonds lagged.

Money market rates were little changed during the period, reflecting the Fed's stable interest rate policy.

Underlying Fund Allocations -- Institutional Class as a % of net assets as of January 31, 2007
                                      LIVESTRONG    LIVESTRONG    LIVESTRONG    LIVESTRONG     LIVESTRONG
                                        Income         2015          2025          2035           2045
                                      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
NT Equity Growth Fund                   13.3%         12.8%         12.7%          14.2%         15.1%
NT Growth Fund                           6.6%          8.4%         11.9%          14.1%         15.1%
NT Large Company Value Fund             11.2%         11.4%         12.4%          14.1%         15.3%
NT Mid Cap Value Fund                    4.0%          5.3%          5.2%          6.9%           7.4%
NT Small Company Fund                    2.1%          2.0%          3.9%          4.1%           4.8%
NT Vista Fund                            2.6%          4.2%          5.2%          7.2%           7.7%
Real Estate Fund                         0.9%          1.3%          1.8%          2.2%           2.7%
NT Emerging Markets Fund                  --           1.8%          3.1%          4.9%           6.4%
NT International Growth Fund             5.2%          6.8%          9.3%          10.2%          9.9%
High-Yield Fund                          3.8%          3.5%          3.0%          2.1%           1.6%
Inflation-Adjusted Bond Fund             7.4%          7.0%          5.7%          4.1%           3.1%
NT Diversified Bond Fund                26.1%         24.3%         19.9%          14.8%         10.8%
International Bond Fund                  6.6%          5.1%          0.9%           --             --
Premium Money Market Fund*              10.0%          6.0%          4.9%          1.0%            --
Other Assets and Liabilities             0.2%          0.1%          0.1%          0.1%           0.1%

*Investor Class

------

LIVESTRONG Portfolios

Foreign  bonds gained ground but trailed the domestic  bond market.  Improving  economic  growth,  particularly  in
Europe and developing  countries,  contributed to the  underperformance  of international  bonds. The U.S. dollar's impact was  mixed--the  greenback  rose nearly 6% versus the  Japanese yen during the period but fell by just under
2% against the euro.

PORTFOLIO STRATEGY

Each LIVESTRONG  Portfolio is a "fund of funds" that invests in other American  Century mutual funds to achieve its investment  objective and target asset  allocation.  (See page 8 for the specific  underlying fund  allocations for each LIVESTRONG Portfolio.)

Every  underlying  fund produced  positive  results  during the period.  The top  performer  was Emerging  Markets, reflecting the healthy gains of stocks located in developing  countries.  International Growth also posted a strong return,  while Real Estate  delivered the best results among domestic  equity funds.  Mirroring the broader market, the value funds in LIVESTRONG  Portfolios  generally  performed better than the  growth-oriented  funds. Unlike the market indexes, however, LIVESTRONG Portfolios' large-cap stock

Types of Investments in LIVESTRONG Portfolios as a % of net assets as of January 31, 2007
                                         LIVESTRONG   LIVESTRONG    LIVESTRONG   LIVESTRONG    LIVESTRONG
                                           Income        2015          2025         2035          2045
                                          Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
EQUITY
Large Cap Blend                             13.3%        12.8%        12.7%         14.2%        15.1%
Large Cap Value                             11.2%        11.4%        12.4%         14.1%        15.3%
Large Cap Growth                            6.6%         8.4%         11.9%         14.1%        15.1%
Large Cap Blend -- International            5.2%         6.8%          9.3%         10.2%         9.9%
Large Cap Growth -- International            --          1.8%          3.1%         4.9%          6.4%
Mid Cap Growth                              2.6%         4.2%          5.2%         7.2%          7.7%
Mid Cap Value                               4.0%         5.3%          5.2%         6.9%          7.4%
Small Cap Value                             2.1%         2.0%          3.9%         4.1%          4.8%
Real Estate                                 0.9%         1.3%          1.8%         2.2%          2.7%
                                         ----------   ----------    ----------   ----------    ----------
TOTAL EQUITY                                45.9%        54.0%        65.5%         77.9%        84.4%
                                         ----------   ----------    ----------   ----------    ----------
FIXED INCOME
Investment Grade                            33.5%        31.3%        25.6%         18.9%        13.9%
High-Yield                                  3.8%         3.5%          3.0%         2.1%          1.6%
International                               6.6%         5.1%          0.9%          --            --
                                         ----------   ----------    ----------   ----------    ----------
TOTAL FIXED-INCOME                          43.9%        39.9%        29.5%         21.0%        15.5%
                                         ----------   ----------    ----------   ----------    ----------
MONEY MARKET                                10.0%        6.0%          4.9%         1.0%           --
OTHER ASSETS AND LIABILITIES                0.2%         0.1%          0.1%         0.1%          0.1%

------

LIVESTRONG Portfolios

funds,  including  Growth and Large Company Value,  outperformed  the  smaller-cap  funds,  such as Vista and Small
Company.

The fixed-income  funds reflected the more modest returns of the bond market.  High-Yield  posted the best results, while  International  Bond registered the smallest gain. Prime Money Market's  performance was in line with that of the three-month U.S. Treasury bill.

STARTING POINT FOR THE NEXT REPORT PERIOD

We will  continue  to adjust  each  LIVESTRONG  Portfolio's  target  asset mix  annually  (with  the  exception  of
LIVESTRONG Income,  which remains static).  In general,  the allocation to stocks will decrease and the allocations to bonds and cash will  increase  each year until the target  year is reached.  At that  point,  the asset mix will become fixed and match that of LIVESTRONG Income.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund  shareholders  may incur two types of costs:  (1)  transaction  costs,  including  sales  charges  (loads)  on purchase payments and  redemption/exchange  fees; and (2) ongoing costs,  including  management fees;  distribution and service  (12b-1) fees;  and other fund expenses.  This example is intended to help you understand  your ongoing costs (in  dollars) of  investing  in your fund and to compare  these costs with the ongoing  cost of  investing in other mutual funds. As a shareholder in the underlying  American Century funds,  your fund will indirectly bear its pro rata share of the expenses  incurred by the  underlying  funds.  These  expenses are not included in the fund's annualized  expense ratio or the expenses paid during the period.  These  expenses  are,  however,  included in the effective expenses paid during the period.

The  example  is based on an  investment  of $1,000  made at the  beginning  of the  period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The table provides  information  about actual account  values and actual  expenses for each class.  You may use the information,  together  with the amount you  invested,  to  estimate  the  expenses  that you paid over the period.
First,  identify the share class you own. Then simply  divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6),  then  multiply the result by the number under the heading  "Expenses  Paid
During Period" to estimate the expenses you paid on your account during this period.

If you hold  Investor  Class shares of any American  Century fund,  or  Institutional  Class shares of the American
Century  Diversified Bond Fund, in an American  Century account (i.e.,  not a financial  intermediary or retirement plan account),  American Century may charge you a $12.50 semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will redeem shares  automatically  in one of your accounts to pay the $12.50 fee.
In determining your total eligible  investment  amount,  we will include your investments in all PERSONAL  ACCOUNTS
(including  American Century Brokerage  accounts)  registered under your Social Security number.  PERSONAL ACCOUNTS include individual  accounts,  joint accounts,  UGMA/UTMA  accounts,  personal trusts,  Coverdell Education Savings
Accounts and IRAs  (including  traditional,  Roth,  Rollover,  SEP-,  SARSEP- and  SIMPLE-IRAs),  and certain other retirement  accounts.  If you have only  business,  business  retirement,  employer-sponsored  or American  Century
Brokerage  accounts,  you are  currently  not subject to this fee. We will not charge the fee as long as you choose to manage your accounts  exclusively  online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides  information  about  hypothetical  account  values and  hypothetical  expenses based on the actual  expense  ratio of each class of your fund and an  assumed  rate of return of 5% per year  before  expenses, which is not the actual return of a fund's share class.  The  hypothetical  account  values and expenses may not be used to  estimate  the  actual  ending  account  balance  or  expenses  you paid for the  period.  You may use this information  to compare the ongoing  costs of  investing in your fund and other  funds.  To do so,  compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------

Please  note that the  expenses  shown in the  table are meant to  highlight  your  ongoing  costs  only and do not reflect any transactional costs, such as sales charges (loads) or  redemption/exchange  fees. Therefore,  the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the relative  total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LIVESTRONG Income Portfolio Shareholder Fee Example
                                                                                 Effective
                                                     Expenses                    Expenses
                          Beginning     Ending      Paid During                 Paid During    Effective
                           Account      Account      Period(1)    Annualized     Period(2)     Annualized
                            Value        Value       8/1/06 -       Expense      8/1/06 -       Expense
                            8/1/06      1/31/07       1/31/07      Ratio(1)       1/31/07       Ratio(2)
ACTUAL
Investor Class              $1,000     $1,076.40       $1.05         0.20%         $3.93         0.75%
Institutional Class         $1,000     $1,077.50       $0.00       0.00%(3)        $2.88         0.55%
Advisor Class               $1,000     $1,074.10       $2.35         0.45%         $5.23         1.00%
R Class                     $1,000     $1,073.80       $3.66         0.70%         $6.53         1.25%
HYPOTHETICAL
Investor Class              $1,000     $1,024.20       $1.02         0.20%         $3.82         0.75%
Institutional Class         $1,000     $1,025.21       $0.00       0.00%(3)        $2.80         0.55%
Advisor Class               $1,000     $1,022.94       $2.29         0.45%         $5.09         1.00%
R Class                     $1,000     $1,021.68       $3.57         0.70%         $6.36         1.25%

(1) Expenses  are equal to the class's  annualized  expense  ratio  listed in the table  above,  multiplied  by the average account value over the period,  multiplied by 184, the number of days in the most recent fiscal  half-year, divided by 365, to reflect the one-half  year  period.  The fees and expenses of the  underlying  American  Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective  expenses  reflect the sum of expenses  borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests.  The effective  annualized  expense ratio  combines the class's  annualized  expense ratio and the  annualized  weighted  average  expense ratio of the underlying  funds.  The annualized  weighted  average  expense ratio of the underlying  funds for the one-half year period  reflects  the  actual  expense  ratio of each  underlying  fund from its most  recent  shareholder  report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other  expenses,  which  include  the fees and  expenses  of the  fund's  independent  directors  and its legal counsel, as well as interest, did not exceed 0.005%.

------

LIVESTRONG 2015 Portfolio Shareholder Fee Example
                                                                                 Effective
                                                     Expenses                    Expenses
                          Beginning     Ending      Paid During                 Paid During    Effective
                           Account      Account      Period(1)    Annualized     Period(2)     Annualized
                            Value        Value       8/1/06 -       Expense      8/1/06 -       Expense
                            8/1/06      1/31/07       1/31/07      Ratio(1)       1/31/07       Ratio(2)
ACTUAL
Investor Class              $1,000     $1,088.80       $1.05         0.20%         $4.26         0.81%
Institutional Class         $1,000     $1,089.90       $0.00       0.00%(3)        $3.21         0.61%
Advisor Class               $1,000     $1,087.10       $2.37         0.45%         $5.58         1.06%
R Class                     $1,000     $1,085.30       $3.68         0.70%         $6.89         1.31%
HYPOTHETICAL
Investor Class              $1,000     $1,024.20       $1.02         0.20%         $4.13         0.81%
Institutional Class         $1,000     $1,025.21       $0.00       0.00%(3)        $3.11         0.61%
Advisor Class               $1,000     $1,022.94       $2.29         0.45%         $5.40         1.06%
R Class                     $1,000     $1,021.68       $3.57         0.70%         $6.67         1.31%

LIVESTRONG 2025 Portfolio Shareholder Fee Example
ACTUAL
Investor Class              $1,000     $1,103.70       $1.06         0.20%         $4.56         0.86%
Institutional Class         $1,000     $1,104.00       $0.00       0.00%(3)        $3.50         0.66%
Advisor Class               $1,000     $1,101.90       $2.38         0.45%         $5.88         1.11%
R Class                     $1,000     $1,101.10       $3.71         0.70%         $7.20         1.36%
HYPOTHETICAL
Investor Class              $1,000     $1,024.20       $1.02         0.20%         $4.38         0.86%
Institutional Class         $1,000     $1,025.21       $0.00       0.00%(3)        $3.36         0.66%
Advisor Class               $1,000     $1,022.94       $2.29         0.45%         $5.65         1.11%
R Class                     $1,000     $1,021.68       $3.57         0.70%         $6.92         1.36%

(1) Expenses  are equal to the class's  annualized  expense  ratio  listed in the table  above,  multiplied  by the average account value over the period,  multiplied by 184, the number of days in the most recent fiscal  half-year, divided by 365, to reflect the one-half  year  period.  The fees and expenses of the  underlying  American  Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective  expenses  reflect the sum of expenses  borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests.  The effective  annualized  expense ratio  combines the class's  annualized  expense ratio and the  annualized  weighted  average  expense ratio of the underlying  funds.  The annualized  weighted  average  expense ratio of the underlying  funds for the one-half year period  reflects  the  actual  expense  ratio of each  underlying  fund from its most  recent  shareholder  report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other  expenses,  which  include  the fees and  expenses  of the  fund's  independent  directors  and its legal counsel, as well as interest, did not exceed 0.005%.

------

LIVESTRONG 2035 Portfolio Shareholder Fee Example
                                                                                 Effective
                                                     Expenses                    Expenses
                          Beginning     Ending      Paid During                 Paid During    Effective
                           Account      Account      Period(1)    Annualized     Period(2)     Annualized
                            Value        Value       8/1/06 -       Expense      8/1/06 -       Expense
                            8/1/06      1/31/07       1/31/07      Ratio(1)       1/31/07       Ratio(2)
ACTUAL
Investor Class              $1,000     $1,120.40       $1.07         0.20%         $4.86         0.91%
Institutional Class         $1,000     $1,121.50       $0.00       0.00%(3)        $3.80         0.71%
Advisor Class               $1,000     $1,119.40       $2.40         0.45%         $6.20         1.16%
R Class                     $1,000     $1,117.60       $3.74         0.70%         $7.53         1.41%
HYPOTHETICAL
Investor Class              $1,000     $1,024.20       $1.02         0.20%         $4.63         0.91%
Institutional Class         $1,000     $1,025.21       $0.00       0.00%(3)        $3.62         0.71%
Advisor Class               $1,000     $1,022.94       $2.29         0.45%         $5.90         1.16%
R Class                     $1,000     $1,021.68       $3.57         0.70%         $7.17         1.41%

LIVESTRONG 2045 Portfolio Shareholder Fee Example
ACTUAL
Investor Class              $1,000     $1,129.40       $1.07         0.20%         $5.05         0.94%
Institutional Class         $1,000     $1,129.70       $0.00       0.00%(3)        $3.97         0.74%
Advisor Class               $1,000     $1,128.40       $2.41         0.45%         $6.38         1.19%
R Class                     $1,000     $1,125.70       $3.75         0.70%         $7.72         1.44%
HYPOTHETICAL
Investor Class              $1,000     $1,024.20       $1.02         0.20%         $4.79         0.94%
Institutional Class         $1,000     $1,025.21       $0.00       0.00%(3)        $3.77         0.74%
Advisor Class               $1,000     $1,022.94       $2.29         0.45%         $6.06         1.19%
R Class                     $1,000     $1,021.68       $3.57         0.70%         $7.32         1.44%

(1) Expenses  are equal to the class's  annualized  expense  ratio  listed in the table  above,  multiplied  by the average account value over the period,  multiplied by 184, the number of days in the most recent fiscal  half-year, divided by 365, to reflect the one-half  year  period.  The fees and expenses of the  underlying  American  Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective  expenses  reflect the sum of expenses  borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests.  The effective  annualized  expense ratio  combines the class's  annualized  expense ratio and the  annualized  weighted  average  expense ratio of the underlying  funds.  The annualized  weighted  average  expense ratio of the underlying  funds for the one-half year period  reflects  the  actual  expense  ratio of each  underlying  fund from its most  recent  shareholder  report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other  expenses,  which  include  the fees and  expenses  of the  fund's  independent  directors  and its legal counsel, as well as interest, did not exceed 0.005%.

------

SCHEDULE OF INVESTMENTS
LIVESTRONG Portfolios

JANUARY 31, 2007 (UNAUDITED)

Shares                                                                  Value

LIVESTRONG Income Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 40.7%
       572,765  NT Equity Growth Fund Institutional Class              $ 6,329,053
       287,319  NT Growth Fund Institutional Class                       3,149,016
       474,368  NT Large Company Value Fund Institutional Class          5,336,640
       173,051  NT Mid Cap Value Fund Institutional Class                1,913,944
        97,186  NT Small Company Fund Institutional Class                  978,663
       124,985  NT Vista Fund Institutional Class(2)                     1,234,852
        13,798  Real Estate Fund Institutional Class                       448,987
                                                                    --------------
                                                                        19,391,155
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 37.3%
       282,067  High-Yield Fund Institutional Class                      1,816,511
       333,564  Inflation-Adjusted Bond Fund
                Institutional Class                                      3,532,443
     1,228,831  NT Diversified Bond Fund
                Institutional Class                                     12,411,200
                                                                    --------------
                                                                        17,760,154
                                                                    --------------
MONEY MARKET FUNDS -- 10.0%
     4,767,570  Premium Money Market Fund Investor Class                 4,767,570
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 6.6%
       231,484  International Bond Fund Institutional Class              3,141,238
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 5.2%
       228,556  NT International Growth Fund
                Institutional Class                                      2,468,405
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $45,479,406)                                                      47,528,522
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                        73,015
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                             $47,601,537
                                                                    ==============

Notes to Schedule of Investments

(1) Investments  are funds within the American  Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

See Notes to Financial Statements.

Shares                                                                  Value

LIVESTRONG 2015 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 45.4%
     1,677,960  NT Equity Growth Fund Institutional Class             $ 18,541,459
     1,110,366  NT Growth Fund Institutional Class                      12,169,611
     1,474,107  NT Large Company Value Fund Institutional Class         16,583,705
       690,541  NT Mid Cap Value Fund Institutional Class                7,637,383
       296,319  NT Small Company Fund Institutional Class                2,983,932
       610,464  NT Vista Fund Institutional Class(2)                     6,031,384
        58,887  Real Estate Fund Institutional Class                     1,916,183
                                                                    --------------
                                                                        65,863,657
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 34.8%
       797,275  High-Yield Fund Institutional Class                      5,134,451
       949,591  Inflation-Adjusted Bond Fund
                Institutional Class                                     10,056,169
     3,492,938  NT Diversified Bond Fund Institutional Class            35,278,663
                                                                    --------------
                                                                        50,469,283
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 8.6%
       228,823  NT Emerging Markets Fund Institutional Class             2,633,753
       904,338  NT International Growth Fund
                Institutional Class                                      9,766,850
                                                                    --------------
                                                                        12,400,603
                                                                    --------------
MONEY MARKET FUNDS -- 6.0%
     8,640,246  Premium Money Market Fund Investor Class                 8,640,246
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 5.1%
       542,120  International Bond Fund Institutional Class              7,356,568
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $137,484,209)                                                    144,730,357
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       193,820
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $144,924,177
                                                                    ==============

Notes to Schedule of Investments

(1) Investments  are funds within the American  Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

------

LIVESTRONG Portfolios

Shares                                                                  Value

LIVESTRONG 2025 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 53.1%
     2,317,014  NT Equity Growth Fund Institutional Class             $ 25,603,004
     2,184,468  NT Growth Fund Institutional Class                      23,941,769
     2,216,486  NT Large Company Value Fund Institutional Class         24,935,468
       953,361  NT Mid Cap Value Fund Institutional Class               10,544,173
       787,984  NT Small Company Fund Institutional Class                7,934,999
     1,053,773  NT Vista Fund Institutional Class(2)                    10,411,277
       110,258  Real Estate Fund Institutional Class                     3,587,795
                                                                    --------------
                                                                       106,958,485
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 28.6%
       930,129  High-Yield Fund Institutional Class                      5,990,031
     1,081,581  Inflation-Adjusted Bond Fund
                Institutional Class                                     11,453,943
     3,973,092  NT Diversified Bond Fund Institutional Class            40,128,243
                                                                    --------------
                                                                        57,572,217
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 12.4%
       541,381  NT Emerging Markets Fund Institutional Class             6,231,295
     1,728,687  NT International Growth Fund
                Institutional Class                                     18,669,820
                                                                    --------------
                                                                        24,901,115
                                                                    --------------
MONEY MARKET FUNDS -- 4.9%
     9,940,493  Premium Money Market Fund Investor Class                 9,940,493
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 0.9%
       138,093  International Bond Fund Institutional Class              1,873,922
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $189,317,066)                                                    201,246,232
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       236,597
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $201,482,829
                                                                    ==============

Notes to Schedule of Investments

(1) Investments  are funds within the American  Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

See Notes to Financial Statements.

Shares                                                                  Value

LIVESTRONG 2035 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 62.8%
     1,284,251  NT Equity Growth Fund Institutional Class             $ 14,190,975
     1,288,222  NT Growth Fund Institutional Class                      14,118,913
     1,253,408  NT Large Company Value Fund Institutional Class         14,100,840
       629,263  NT Mid Cap Value Fund Institutional Class                6,959,649
       405,292  NT Small Company Fund Institutional Class                4,081,290
       730,634  NT Vista Fund Institutional Class(2)                     7,218,664
        69,084  Real Estate Fund Institutional Class                     2,247,993
                                                                    --------------
                                                                        62,918,324
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 21.0%
       329,836  High-Yield Fund Institutional Class                      2,124,144
       390,107  Inflation-Adjusted Bond Fund
                Institutional Class                                      4,131,233
     1,469,604  NT Diversified Bond Fund Institutional Class            14,843,004
                                                                    --------------
                                                                        21,098,381
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 15.1%
       424,355  NT Emerging Markets Fund Institutional Class             4,884,326
       950,790  NT International Growth Fund
                Institutional Class                                     10,268,532
                                                                    --------------
                                                                        15,152,858
                                                                    --------------
MONEY MARKET FUNDS -- 1.0%
       983,783  Premium Money Market Fund Investor Class                   983,783
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $93,146,061)                                                     100,153,346
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                        80,837
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $100,234,183
                                                                    ==============

Notes to Schedule of Investments

(1) Investments  are funds within the American  Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

------

LIVESTRONG Portfolios

Shares                                                                  Value

LIVESTRONG 2045 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 68.1%
      891,345  NT Equity Growth Fund Institutional Class               $ 9,849,362
      894,128  NT Growth Fund Institutional Class                        9,799,643
      884,558  NT Large Company Value Fund Institutional Class           9,951,269
      436,826  NT Mid Cap Value Fund Institutional Class                 4,831,296
      311,722  NT Small Company Fund Institutional Class                 3,139,041
      506,916  NT Vista Fund Institutional Class(2)                      5,008,330
       54,098  Real Estate Fund Institutional Class                      1,760,349
                                                                    --------------
                                                                        44,339,290
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 16.3%
      361,587  NT Emerging Markets Fund Institutional Class              4,161,866
      600,341  NT International Growth Fund
               Institutional Class                                       6,483,683
                                                                    --------------
                                                                        10,645,549
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 15.5%
      159,038  High-Yield Fund Institutional Class                       1,024,205
      188,151  Inflation-Adjusted Bond Fund
               Institutional Class                                       1,992,519
      698,983  NT Diversified Bond Fund Institutional Class              7,059,728
                                                                    --------------
                                                                        10,076,452
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $60,096,920)                                                      65,061,291
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                        37,074
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                             $65,098,365
                                                                    ==============

Notes to Schedule of Investments

(1) Investments  are funds within the American  Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2007 (UNAUDITED)
                                        LIVESTRONG     LIVESTRONG     LIVESTRONG
                                          Income          2015           2025
                                         Portfolio      Portfolio      Portfolio
ASSETS

Investment securities in affiliates,
at value (cost of $45,479,406,
$137,484,209 and $189,317,066,
respectively)                            $47,528,522   $144,730,357   $201,246,232

Cash                                           8,682         26,874         35,785

Receivable for capital
shares sold                                      208          3,676         15,182

Distributions receivable
from affiliates                               72,456        189,238        216,328
                                        ------------   ------------   ------------
                                          47,609,868    144,950,145    201,513,527
                                        ------------   ------------   ------------

LIABILITIES

Accrued administrative fees                    7,071         22,280         27,384

Distribution and service
fees payable                                   1,260          3,688          3,314
                                        ------------   ------------   ------------
                                               8,331         25,968         30,698
                                        ------------   ------------   ------------

NET ASSETS                               $47,601,537   $144,924,177   $201,482,829
                                        ============   ============   ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                         $45,805,563   $137,777,357   $189,535,819

Accumulated net investment loss            (108,576)      (107,696)       (89,265)

Accumulated undistributed net
realized gain (loss) on investment
transactions                               (144,566)          8,368        107,109

Net unrealized appreciation
on investments                             2,049,116      7,246,148     11,929,166
                                        ------------   ------------   ------------
                                         $47,601,537   $144,924,177   $201,482,829
                                        ============   ============   ============

INVESTOR CLASS, $0.01 PAR VALUE
Net assets                               $36,204,801   $115,309,119   $148,614,876
Shares outstanding                         3,334,576     10,002,118     12,477,484
Net asset value per share                     $10.86         $11.53         $11.91

INSTITUTIONAL CLASS, $0.01 PAR VALUE
Net assets                                $5,208,611    $12,874,886    $38,628,878
Shares outstanding                           479,637      1,116,336      3,242,276
Net asset value per share                     $10.86         $11.53         $11.91

ADVISOR CLASS, $0.01 PAR VALUE
Net assets                                $6,136,623    $16,155,747    $13,198,877
Shares outstanding                           565,442      1,401,893      1,108,210
Net asset value per share                     $10.85         $11.52         $11.91

R CLASS, $0.01 PAR VALUE
Net assets                                   $51,502       $584,425     $1,040,198
Shares outstanding                             4,747         50,711         87,367
Net asset value per share                     $10.85         $11.52         $11.91

See Notes to Financial Statements.

------

JANUARY 31, 2007 (UNAUDITED)
                                                 LIVESTRONG     LIVESTRONG
                                                    2035           2045
                                                  Portfolio      Portfolio
ASSETS

Investment securities in affiliates,
at value (cost of $93,146,061 and
$60,096,920, respectively)                       $100,153,346    $65,061,291

Cash                                                   17,092          9,520

Receivable for capital shares sold                      9,936          5,678

Distributions receivable from affiliates               70,295         31,038
                                                 ------------   ------------
                                                  100,250,669     65,107,527
                                                 ------------   ------------

LIABILITIES

Accrued administrative fees                            14,273          7,742

Distribution and service fees payable                   2,213          1,420
                                                 ------------   ------------
                                                       16,486          9,162
                                                 ------------   ------------

NET ASSETS                                       $100,234,183    $65,098,365
                                                 ============   ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)           $93,141,416    $60,070,078

Undistributed net investment income                     6,246         23,511

Undistributed net realized gain on
investment transactions                                79,236         40,405

Net unrealized appreciation on investments          7,007,285      4,964,371
                                                 ------------   ------------
                                                 $100,234,183    $65,098,365
                                                 ============   ============

INVESTOR CLASS, $0.01 PAR VALUE
Net assets                                        $73,759,953    $39,934,923
Shares outstanding                                  5,877,326      3,119,777
Net asset value per share                              $12.55         $12.80

INSTITUTIONAL CLASS, $0.01 PAR VALUE
Net assets                                        $16,471,491    $18,699,813
Shares outstanding                                  1,311,733      1,460,387
Net asset value per share                              $12.56         $12.80

ADVISOR CLASS, $0.01 PAR VALUE
Net assets                                         $9,356,966     $5,936,911
Shares outstanding                                    745,557        463,990
Net asset value per share                              $12.55         $12.80

R CLASS, $0.01 PAR VALUE
Net assets                                           $645,773       $526,718
Shares outstanding                                     51,460         41,167
Net asset value per share                              $12.55         $12.79

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
                                        LIVESTRONG     LIVESTRONG     LIVESTRONG
                                          Income          2015           2025
                                         Portfolio      Portfolio      Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from underlying
funds -- affiliates                        $ 744,549    $ 2,152,231    $ 2,632,248
                                        ------------   ------------   ------------

EXPENSES:

Administrative fees                           36,593        117,429        144,346

Distribution and service fees:
 Advisor Class                                 5,314         15,836         13,267
 R Class                                         114          1,146          2,145

Directors' fees and expenses                     343          1,079          1,459
                                        ------------   ------------   ------------
                                              42,364        135,490        161,217
                                        ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS)                 702,185      2,016,741      2,471,031
                                        ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments
in underlying funds                         (36,557)         42,177        111,532

Capital gain distributions received
from underlying funds                         22,592         89,975        157,701
                                        ------------   ------------   ------------
                                            (13,965)        132,152        269,233
                                        ------------   ------------   ------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS                                2,238,554      8,568,245     14,680,518
                                        ------------   ------------   ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                2,224,589      8,700,397     14,949,751
                                        ------------   ------------   ------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                           $2,926,774    $10,717,138    $17,420,782
                                        ============   ============   ============

See Notes to Financial Statements.

------

FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
                                                       LIVESTRONG     LIVESTRONG
                                                          2035           2045
                                                        Portfolio      Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from underlying
funds -- affiliates                                      $1,118,337      $ 672,161
                                                       ------------   ------------

EXPENSES:

Administrative fees                                          72,289         38,280

Distribution and service fees:
 Advisor Class                                                9,120          6,585
 R Class                                                      1,182            622

Directors' fees and expenses                                    708            451
                                                       ------------   ------------
                                                             83,299         45,938
                                                       ------------   ------------

NET INVESTMENT INCOME (LOSS)                              1,035,038        626,223
                                                       ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying funds                      65,269         33,301

Capital gain distributions received
from underlying funds                                        92,958         69,850
                                                       ------------   ------------
                                                            158,227        103,151
                                                       ------------   ------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS                             8,487,867      5,825,962
                                                       ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                   8,646,094      5,929,113
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                $9,681,132     $6,555,336
                                                       ============   ============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED) AND YEAR ENDED JULY 31, 2006
                                      LIVESTRONG                        LIVESTRONG
                                   Income Portfolio                   2015 Portfolio
Increase (Decrease)
in Net Assets                   2007             2006             2007             2006

OPERATIONS

Net investment
income (loss)                    $ 702,185        $ 963,734      $ 2,016,741      $ 2,355,575

Net realized gain (loss)          (13,965)          491,794          132,152        3,025,866

Change in net
unrealized appreciation
(depreciation)                   2,238,554        (550,729)        8,568,245      (2,621,574)
                            --------------   --------------   --------------   --------------
Net increase (decrease)
in net assets resulting
from operations                  2,926,774          904,799       10,717,138        2,759,867
                            --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:
 Investor Class                  (707,153)        (740,215)      (2,492,002)      (1,494,047)
 Institutional  Class            (104,838)        (123,487)        (296,721)        (101,538)
 Advisor Class                    (94,479)         (48,341)        (318,604)         (73,173)
 R Class                             (870)            (437)          (9,697)            (461)

From net realized gains:
 Investor Class                  (470,015)         (26,989)      (2,495,693)         (57,984)
 Institutional Class              (67,991)          (4,013)        (272,911)          (3,679)
 Advisor Class                    (72,923)          (1,746)        (358,795)          (3,112)
 R Class                             (648)             (14)         (12,472)             (22)
                            --------------   --------------   --------------   --------------
Decrease in net assets
from distributions             (1,518,917)        (945,242)      (6,256,895)      (1,734,016)
                            --------------   --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                    11,408,049       15,136,327       30,685,684       64,687,101
                            --------------   --------------   --------------   --------------

NET INCREASE
(DECREASE) IN
NET ASSETS                      12,815,906       15,095,884       35,145,927       65,712,952

NET ASSETS

Beginning of period             34,785,631       19,689,747      109,778,250       44,065,298
                            --------------   --------------   --------------   --------------
End of period                  $47,601,537      $34,785,631     $144,924,177     $109,778,250
                            ==============   ==============   ==============   ==============

Accumulated
undistributed
net investment
income (loss)                   $(108,576)          $96,579       $(107,696)         $992,587
                            ==============   ==============   ==============   ==============

See Notes to Financial Statements

------

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED) AND YEAR ENDED JULY 31, 2006
                                      LIVESTRONG                        LIVESTRONG
                                    2025 Portfolio                    2035 Portfolio
Increase (Decrease) in
Net Assets                      2007             2006             2007             2006

OPERATIONS

Net investment
income (loss)                  $ 2,471,031      $ 3,376,289      $ 1,035,038      $ 1,187,047

Net realized
gain (loss)                        269,233        7,946,235          158,227        3,744,415

Change in net unrealized
appreciation
(depreciation)                  14,680,518      (6,077,343)        8,487,867      (2,785,173)
                            --------------   --------------   --------------   --------------
Net increase
(decrease) in net
assets resulting
from operations                 17,420,782        5,245,181        9,681,132        2,146,289
                            --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:
 Investor Class                (2,728,388)      (1,904,998)      (1,038,224)        (741,605)
 Institutional Class             (782,731)        (702,282)        (266,923)        (121,935)
 Advisor Class                   (222,178)         (63,954)        (107,434)         (33,882)
 R Class                          (13,994)          (1,781)          (5,618)            (801)

From net realized gains:
 Investor Class                (5,947,272)        (100,651)      (2,806,851)         (29,595)
 Institutional Class           (1,544,817)         (34,639)        (635,902)          (4,508)
 Advisor Class                   (556,560)          (3,737)        (349,261)          (1,501)
 R Class                          (41,251)            (116)         (22,938)             (40)
                            --------------   --------------   --------------   --------------
Decrease in net assets
from distributions            (11,837,191)      (2,812,158)      (5,233,151)        (933,867)
                            --------------   --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions              44,349,687       73,921,053       26,957,370       42,524,951
                            --------------   --------------   --------------   --------------

NET INCREASE
(DECREASE) IN
NET ASSETS                      49,933,278       76,354,076       31,405,351       43,737,373

NET ASSETS

Beginning of period            151,549,551       75,195,475       68,828,832       25,091,459
                            --------------   --------------   --------------   --------------
End of period                 $201,482,829     $151,549,551     $100,234,183      $68,828,832
                            ==============   ==============   ==============   ==============

Accumulated
undistributed
net investment
income (loss)                    $(89,265)       $1,186,995           $6,246         $389,407
                            ==============   ==============   ==============   ==============

See Notes to Financial Statements

------

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
AND YEAR ENDED JULY 31, 2006
                                                         LIVESTRONG
                                                       2045 Portfolio
Increase (Decrease) in Net Assets                   2007             2006

OPERATIONS

Net investment income (loss)                         $ 626,223        $ 692,802

Net realized gain (loss)                               103,151        2,435,830

Change in net unrealized appreciation
(depreciation)                                       5,825,962      (1,825,720)
                                                --------------   --------------
Net increase (decrease) in net assets
resulting from operations                            6,555,336        1,302,912
                                                --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
 Investor Class                                      (468,015)        (322,350)
 Institutional Class                                 (256,627)        (240,707)
 Advisor Class                                        (61,872)         (15,750)
 R Class                                               (2,066)            (228)

From net realized gains:
 Investor Class                                    (1,476,282)         (32,689)
 Institutional Class                                 (698,729)         (22,737)
 Advisor Class                                       (242,944)          (1,761)
 R Class                                              (10,785)             (29)
                                                --------------   --------------
Decrease in net assets from distributions          (3,217,320)        (636,251)
                                                --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                          21,585,487       24,476,051
                                                --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS               24,923,503       25,142,712

NET ASSETS

Beginning of period                                 40,174,862       15,032,150
                                                --------------   --------------
End of period                                      $65,098,365      $40,174,862
                                                ==============   ==============

Undistributed net investment income                    $23,511         $185,868
                                                ==============   ==============

See Notes to Financial Statements

------

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American  Century Asset  Allocation  Portfolios,  Inc. (the  corporation)  is registered  under the
Investment  Company  Act of 1940  (the 1940  Act),  as  amended,  as an  open-end  management  investment  company.
LIVESTRONG Income Portfolio,  LIVESTRONG 2015 Portfolio,  LIVESTRONG 2025 Portfolio,  LIVESTRONG 2035 Portfolio and
LIVESTRONG  2045  Portfolio  (collectively,  the funds) are five funds in a series issued by the  corporation.  The funds operate as "fund of funds,"  meaning  substantially  all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying  funds).  Because the funds directly invest in a relatively small number of underlying  funds,  they are not  diversified as defined by the 1940 Act.  However,  the underlying funds are generally  diversified  and so indirectly  provide broad  exposure to a large number of  securities.  The investment  objective  of  LIVESTRONG  Income  Portfolio  is to seek  current  income.  Capital  appreciation  is a secondary  objective.  The  investment  objectives of the four  target-year  LIVESTRONG  Portfolios are to seek the highest total return  consistent with their  respective  asset mix. The funds pursue their  objectives by investing in underlying  funds that represent a variety of asset classes and investment  styles.  For each fund with a target year,  the target  asset mix will be  adjusted  annually  in a step-like  fashion.  In general,  as the target year approaches,  the allocation to stocks will decrease and the allocation to bonds and money market  instruments  will increase.  When a fund reaches its most conservative  planned target asset  allocation,  which is expected to occur on  approximately  November 30 of the year before the target year,  its target asset mix will become fixed and will match that of  LIVESTRONG  Income  Portfolio.  The  following  is a summary of the  funds'  significant  accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,  Institutional  Class,  Advisor Class and R
Class. The share classes differ  principally in their respective  distribution and shareholder  servicing  expenses and  arrangements.  All shares of each fund  represent an equal pro rata interest in the net assets of the class to which such shares belong,  and have identical  voting,  dividend,  liquidation  and other rights and the same terms and  conditions,  except  for class  specific  expenses  and  exclusive  rights to vote on matters  affecting  only individual classes.  Income,  non-class specific expenses,  and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

UNDERLYING  FUNDS -- Each fund's assets are allocated  among  underlying  funds that represent major asset classes, including equity securities  (stocks),  fixed-income  securities  (bonds) and  cash-equivalent  instruments  (money markets).  The underlying NT Diversified Bond, NT Emerging  Markets,  NT Equity Growth, NT Growth, NT International
Growth,  NT Large Company Value,  NT Mid Cap Value, NT Small Company and NT Vista funds are not permitted to invest in securities  issues by companies  assigned the Global  Industry  Classification  Standard  (GICS) for the tobacco industry. A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

NT EQUITY  GROWTH seeks  long-term  capital  growth.  It uses a  quantitative  investment  strategy to construct an optimized  portfolio  drawn  primarily  from the 1,500 largest  publicly  traded U.S.  companies  without regard to dividend yield.

NT GROWTH seeks long-term  capital growth.  It uses a growth  investment  strategy and generally  invests in larger
U.S. companies.

NT LARGE  COMPANY  VALUE seeks  long-term  capital  growth with  income as a secondary  objective.  It uses a value investment strategy and invests primarily in larger U.S. companies.

NT MID CAP VALUE seeks long-term  capital growth with income as a secondary  objective.  It uses a value investment strategy and invests primarily in mid-sized U.S. companies.

NT SMALL COMPANY seeks long-term capital growth. It uses a quantitative  investment  strategy and invests primarily in smaller U.S. companies.

NT  VISTA  seeks  long-term  capital  growth.  It uses a  growth  investment  strategy  and  generally  invests  in medium-sized and smaller U.S. companies.

------

REAL ESTATE seeks long-term  capital  appreciation  with income as a secondary  objective.  It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

INTERNATIONAL EQUITY FUNDS

NT  EMERGING  MARKETS  seeks  capital  growth.  It uses a growth  investment  strategy  and  invests  primarily  in securities of companies  located in emerging  market  countries and companies that derive a significant  portion of their business from emerging market countries.

NT  INTERNATIONAL  GROWTH seeks  capital  growth.  It uses a growth  investment  strategy and invests  primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

HIGH-YIELD  seeks high current  income by investing in a diversified  portfolio of high-yield  corporate  bonds and other debt securities.  As a second objective,  the fund seeks capital appreciation,  but only when consistent with its primary objective of maximizing current income.

INFLATION-ADJUSTED  BOND seeks to provide  total return and  inflation  protection  consistent  with  investment in inflation-indexed securities.

NT  DIVERSIFIED  BOND seeks a high  level of income by  investing  primarily  in high- and  medium-grade  non-money market  debt  securities.  These  securities,  which may be payable  in U.S.  or foreign  currencies,  may  include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL  BOND seeks high total return by investing in  high-quality,  non-dollar-denominated  government  and corporate debt securities outside the United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current  income while  preserving  the value of shareholder investments by investing in high-quality, cash-equivalent securities.

SECURITY  VALUATIONS --  Investments  in the  underlying  funds are valued at their  reported net asset value.  The underlying  funds  have  specific  valuation  policies.  If an event  occurs  after  the  value of a  security  was established  but before  the net asset  value per share of an  underlying  fund was  determined  that was likely to materially  change the net asset  value of the  underlying  fund,  that  security  would be valued at fair value as determined in  accordance  with  procedures  adopted by the Board of  Directors/Trustees.  If the  underlying  fund determines that the market price of a portfolio  security is not readily  available,  or that the valuation methods mentioned above do not reflect the security's  fair value,  such security is valued at its fair value as determined by, or in  accordance  with  procedures  adopted by, the Board of  Directors/Trustees  or its designee if such fair value determination  would materially impact an underlying fund's net asset value.  Certain other circumstances may cause the underlying  fund to fair value a security such as: a security has been declared in default;  trading in a security  has been  halted  during the  trading  day;  or there is a foreign  market  holiday  and no trading  will commence.

SECURITY  TRANSACTIONS  -- Security  transactions  are accounted for as of the trade date.  Net realized  gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT  INCOME -- Income and capital gain  distributions,  if any, from the underlying funds are recorded as of the ex-dividend date.  Long-term capital gain  distributions,  if any, from the underlying funds are a component of net realized gain (loss).

EXPENSES -- The expenses included in the accompanying  financial  statements  reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX  STATUS -- It is each  fund's  policy to  distribute  substantially  all net  investment  income and net realized gains to shareholders and to otherwise qualify as a regulated  investment  company under provisions of the
Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

------

DISTRIBUTIONS  TO  SHAREHOLDERS  --   Distributions   to  shareholders  are  recorded  on  the  ex-dividend   date.
Distributions  from net investment  income, if any, are generally declared and paid quarterly for LIVESTRONG Income
Portfolio.  Distributions  from net  investment  income,  if any, are generally  declared and paid annually for the four target-date LIVESTRONG  Portfolios.  Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's  organizational  documents,  its officers and directors are indemnified against  certain  liabilities  arising out of the  performance  of their duties to the funds.  In addition,  in the normal  course of business,  the funds enter into  contracts  that  provide  general  indemnifications.  The funds'
maximum  exposure under these  arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The  financial  statements  are prepared in conformity  with  accounting  principles  generally accepted in the United States of America,  which may require  management to make certain  estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE  FEES -- The corporation has entered into a Management  Agreement with American  Century  Investment
Management,  Inc.  (ACIM),  under which ACIM  provides  the funds with  shareholder  services  in  exchange  for an administrative  fee (the  fee).  The fee is  computed  and  accrued  daily  based on the daily  net  assets of each specific  class of shares of each fund and paid  monthly in arrears.  The rate of the fee for the  Investor  Class,
Advisor Class and R Class of the funds is 0.20%. There is no administrative fee for the Institutional Class.

DISTRIBUTION FEES -- The Board of Directors has adopted a separate Master  Distribution and Individual  Shareholder
Services  Plan for the Advisor  Class and R Class  (collectively,  the  plans),  pursuant to Rule 12b-1 of the 1940
Act. The plans  provide that the Advisor  Class and R Class will pay American  Century  Investment  Services,  Inc.
(ACIS)  0.25% and 0.50%,  respectively.  The fees are computed  and accrued  daily based on each class's  daily net assets  and paid  monthly  in  arrears.  These  fees  are used to pay for  distribution  services  and  shareholder services.  Fees  incurred  under the plans  during the six months  ended  January  31,  2007,  are  detailed in the
Statement of Operations.

MANAGEMENT  FEES -- Each  fund  will  indirectly  realize  its pro  rata  share of the  fees  and  expenses  of the underlying  funds in which it invests.  These fees and  expenses  are already  reflected  in the  valuation  of the underlying funds.

RELATED PARTIES -- Certain  officers and directors of the corporation are also officers and/or  directors,  and, as a group,  controlling  stockholders of American  Century  Companies,  Inc. (ACC),  the parent of the  corporation's investment  advisor,  ACIM,  the  distributor  of the  corporation,  ACIS, and the  corporation's  transfer  agent,
American  Century  Services,  LLC. The directors of the corporation are also directors of some underlying funds and therefore those  underlying  funds may be deemed to be under common control with the  corporation.  The officers of the  corporation  are also  officers of all the  underlying  funds.  ACIM or  American  Century  Global  Investment
Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended January 31, 2007, were as follows:

               LIVESTRONG    LIVESTRONG    LIVESTRONG    LIVESTRONG    LIVESTRONG
                 Income         2015          2025          2035          2045
                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
Purchases      $14,531,274  $34,887,933   $45,598,748   $30,475,396   $22,546,290

Proceeds
from sales     $ 3,921,927  $ 8,361,317   $10,473,697   $ 7,639,425   $ 3,507,047

------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

LIVESTRONG Income Portfolio
                            Six months ended                 Year ended
                            January 31, 2007               July 31, 2006
                         Shares         Amount         Shares         Amount
INVESTOR CLASS

Sold                      1,072,811    $11,547,878      1,865,285    $19,417,311

Issued in
reinvestment of
distributions               101,465      1,092,775         65,833        680,610

Redeemed                  (459,466)    (4,936,330)      (793,132)    (8,273,388)
                       ------------   ------------   ------------   ------------
                            714,810      7,704,323      1,137,986     11,824,533
                       ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS

Sold                        131,884      1,421,608        197,184      2,062,635

Issued in
reinvestment of
distributions                16,020        172,533         12,315        127,282

Redeemed                   (90,098)      (959,608)       (89,121)      (934,968)
                       ------------   ------------   ------------   ------------
                             57,806        634,533        120,378      1,254,949
                       ------------   ------------   ------------   ------------
ADVISOR CLASS

Sold                        310,234      3,366,237        289,089      3,021,063

Issued in
reinvestment of
distributions                15,524        167,402          4,853         50,087

Redeemed                   (44,249)      (476,996)       (99,509)    (1,043,161)
                       ------------   ------------   ------------   ------------
                            281,509      3,056,643        194,433      2,027,989
                       ------------   ------------   ------------   ------------
R CLASS

Sold                          2,220         23,832          3,442         35,859

Issued in
reinvestment of
distributions                   141          1,518             44            451

Redeemed                    (1,188)       (12,800)          (724)        (7,454)
                       ------------   ------------   ------------   ------------
                              1,173         12,550          2,762         28,856
                       ------------   ------------   ------------   ------------
Net increase
(decrease)                1,055,298    $11,408,049      1,455,559    $15,136,327
                       ============   ============   ============   ============

LIVESTRONG 2015 Portfolio

INVESTOR CLASS

Sold                      2,506,956   $ 28,742,618      5,549,139   $ 61,147,153

Issued in
reinvestment of
distributions               430,356      4,927,575        140,409      1,524,842

Redeemed                (1,000,567)   (11,508,052)    (1,350,088)   (14,856,888)
                       ------------   ------------   ------------   ------------
                          1,936,745     22,162,141      4,339,460     47,815,107
                       ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS

Sold                        208,326      2,399,845        758,066      8,404,619

Issued in
reinvestment of
distributions                48,962        561,103          9,680        105,217

Redeemed                   (81,139)      (934,423)      (102,771)    (1,134,102)
                       ------------   ------------   ------------   ------------
                            176,149      2,026,525        664,975      7,375,734
                       ------------   ------------   ------------   ------------
ADVISOR CLASS

Sold                        615,232      7,151,489        891,334      9,793,874

Issued in
reinvestment of
distributions                59,162        677,399          7,024         76,285

Redeemed                  (135,744)    (1,551,089)       (64,749)      (710,437)
                       ------------   ------------   ------------   ------------
                            538,650      6,277,799        833,609      9,159,722
                       ------------   ------------   ------------   ------------
R CLASS

Sold                         20,940        241,745         33,377        368,054

Issued in
reinvestment of
distributions                 1,934         22,169             44            483

Redeemed                    (3,921)       (44,695)        (2,932)       (31,999)
                       ------------   ------------   ------------   ------------
                             18,953        219,219         30,489        336,538
                       ------------   ------------   ------------   ------------
Net increase
(decrease)                2,670,497   $ 30,685,684      5,868,533   $ 64,687,101
                       ============   ============   ============   ============

------

LIVESTRONG 2025 Portfolio
                            Six months ended                 Year ended
                            January 31, 2007               July 31, 2006
                         Shares         Amount         Shares         Amount
INVESTOR CLASS

Sold                      2,960,239   $ 35,161,045      6,131,308   $ 69,967,543

Issued in
reinvestment of
distributions               730,281      8,610,010        176,795      1,988,938

Redeemed                  (975,547)   (11,580,952)    (1,298,238)   (14,798,332)
                       ------------   ------------   ------------   ------------
                          2,714,973     32,190,103      5,009,865     57,158,149
                       ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS

Sold                        514,164      6,141,507        986,172     11,275,206

Issued in
reinvestment of
distributions               190,800      2,249,531         65,504        736,921

Redeemed                  (191,133)    (2,286,110)      (234,870)    (2,674,891)
                       ------------   ------------   ------------   ------------
                            513,831      6,104,928        816,806      9,337,236
                       ------------   ------------   ------------   ------------
ADVISOR CLASS

Sold                        545,861      6,571,927        665,010      7,572,377

Issued in
reinvestment of
distributions                65,995        778,738          6,012         67,691

Redeemed                  (148,727)    (1,765,359)       (60,570)      (694,686)
                       ------------   ------------   ------------   ------------
                            463,129      5,585,306        610,452      6,945,382
                       ------------   ------------   ------------   ------------
R CLASS

Sold                         42,176        497,004         55,608        638,412

Issued in
reinvestment of
distributions                 4,682         55,245            169          1,897

Redeemed                    (7,041)       (82,899)       (14,043)      (160,023)
                       ------------   ------------   ------------   ------------
                             39,817        469,350         41,734        480,286
                       ------------   ------------   ------------   ------------
Net increase
(decrease)                3,731,750   $ 44,349,687      6,478,857   $ 73,921,053
                       ============   ============   ============   ============

LIVESTRONG 2035 Portfolio

INVESTOR CLASS

Sold                      1,798,621    $22,263,589      3,133,987    $36,820,309

Issued in
reinvestment of
distributions               306,847      3,801,838         65,522        758,749

Redeemed                  (633,687)    (7,899,591)      (677,940)    (7,960,207)
                       ------------   ------------   ------------   ------------
                          1,471,781     18,165,836      2,521,569     29,618,851
                       ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS

Sold                        406,176      5,051,176        694,353      8,252,385

Issued in
reinvestment of
distributions                67,322        834,796         10,919        126,443

Redeemed                   (97,372)    (1,210,011)       (69,706)      (818,529)
                       ------------   ------------   ------------   ------------
                            376,126      4,675,961        635,566      7,560,299
                       ------------   ------------   ------------   ------------
ADVISOR CLASS

Sold                        384,449      4,796,496        507,513      5,948,743

Issued in
reinvestment of
distributions                36,830        456,695          3,055         35,383

Redeemed                  (117,119)    (1,463,819)       (79,097)      (925,996)
                       ------------   ------------   ------------   ------------
                            304,160      3,789,372        431,471      5,058,130
                       ------------   ------------   ------------   ------------
R CLASS

Sold                         31,296        387,365         25,918        304,212

Issued in
reinvestment of
distributions                 2,303         28,556             73            841

Redeemed                    (7,179)       (89,720)        (1,493)       (17,382)
                       ------------   ------------   ------------   ------------
                             26,420        326,201         24,498        287,671
                       ------------   ------------   ------------   ------------
Net increase
(decrease)                2,178,487    $26,957,370      3,613,104    $42,524,951
                       ============   ============   ============   ============

------

LIVESTRONG 2045 Portfolio
                            Six months ended                 Year ended
                            January 31, 2007               July 31, 2006
                         Shares         Amount         Shares         Amount
INVESTOR CLASS

Sold                      1,486,462    $18,567,456      1,513,147    $17,989,677

Issued in
reinvestment of
distributions               152,330      1,922,401         29,951        349,831

Redeemed                  (394,617)    (4,986,313)      (314,171)    (3,729,359)
                       ------------   ------------   ------------   ------------
                          1,244,175     15,503,544      1,228,927     14,610,149
                       ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS

Sold                        353,529      4,446,580        583,552      6,945,344

Issued in
reinvestment of
distributions                75,566        953,638         22,555        263,444

Redeemed                   (87,104)    (1,106,084)      (108,965)    (1,293,059)
                       ------------   ------------   ------------   ------------
                            341,991      4,294,134        497,142      5,915,729
                       ------------   ------------   ------------   ------------
ADVISOR CLASS

Sold                        170,776      2,159,230        348,190      4,162,541

Issued in
reinvestment of
distributions                24,153        304,816          1,501         17,511

Redeemed                   (80,661)    (1,022,314)       (32,947)      (387,544)
                       ------------   ------------   ------------   ------------
                            114,268      1,441,732        316,744      3,792,508
                       ------------   ------------   ------------   ------------
R CLASS

Sold                         31,879        402,531         14,010        166,299

Issued in
reinvestment of
distributions                 1,018         12,851             22            257

Redeemed                    (5,528)       (69,305)          (765)        (8,891)
                       ------------   ------------   ------------   ------------
                             27,369        346,077         13,267        157,665
                       ------------   ------------   ------------   ------------
Net increase
(decrease)                1,727,803    $21,585,487      2,056,080    $24,476,051
                       ============   ============   ============   ============

------

5. AFFILIATED COMPANY TRANSACTIONS

Investments  are funds within the American  Century  family of funds,  of which  certain  funds may be deemed to be under common control  because of the same board of directors.  A summary of the  transactions  for each  underlying fund during the six months ended January 31, 2007 follows:

LIVESTRONG Income Portfolio
                                                                                         January 31, 2007
                   July 31,
                     2006                                  Realized
Underlying          Share         Purchase       Sales     Gain         Distributions     Share        Market
Fund                Balance        Cost          Cost      (Loss)       Received(1)      Balance       Value

NT Equity
Growth Fund
Institutional
Class                466,081    $1,688,954    $ 572,584     $ 2,273        $ 32,664     572,765   $ 6,329,053

NT Growth
Fund
Institutional
Class                235,532       844,226      308,393         113           8,617     287,319     3,149,016

NT Large
Company Value
Fund
Institutional
Class                388,517     1,429,017      507,212       2,033          53,630     474,368     5,336,640

NT Mid Cap
Value Fund
Institutional
Class                141,077       519,296      184,536         651          42,591     173,051     1,913,944

NT Small
Company Fund
Institutional
Class                 75,409       270,602       67,843     (3,702)           1,779      97,186       978,663

NT Vista Fund
Institutional
Class(2)             100,680       324,433      112,890     (8,853)              --     124,985     1,234,852

Real Estate
Fund
Institutional
Class                 12,122       128,293       77,486       2,595          47,230      13,798       448,987

High-Yield
Fund
Institutional
Class                205,631       610,102      124,535     (2,797)          51,984     282,067     1,816,511

Inflation-
Adjusted
Bond Fund
Institutional
Class                243,667     1,210,309      257,191    (13,794)          32,364     333,564     3,532,443

NT Diversified
Bond Fund
Institutional
Class                901,183     4,203,414      859,251     (7,689)         323,132   1,228,831    12,411,200

Premium Money
Market Fund
Investor Class     3,405,795     1,681,865      320,090          --          99,980   4,767,570     4,767,570

International
Bond Fund
Institutional
Class                177,722       971,466      233,574     (9,327)          66,134     231,484     3,141,238

NT
International
Growth Fund
Institutional
Class                196,623       649,297      332,899       1,940           7,036     228,556     2,468,405
                   ---------   -----------   ----------   ---------      ----------   ---------   -----------
                               $14,531,274   $3,958,484   $(36,557)        $767,141               $47,528,522
                               ===========   ==========   =========      ==========               ===========

(1)  Distributions  received  includes  distributions  from net  investment  income and from capital gains from the underlying funds.

(2) Non-income producing.

------

LIVESTRONG 2015 Portfolio
                                                                                        January 31, 2007
                  July 31,
                     2006                                Realized
Underlying        Share         Purchase       Sales     Gain       Distributions     Share        Market
Fund               Balance        Cost         Cost       (Loss)     Received(1)     Balance        Value

NT Equity
Growth Fund
Institutional
Class              1,380,570   $ 3,679,841    $ 572,232       $ 24        $ 96,652   1,677,960   $ 18,541,459

NT Growth
Fund
Institutional
Class              1,024,610     2,606,948    1,720,064     28,187          33,804   1,110,366     12,169,611

NT Large
Company
Value Fund
Institutional
Class              1,248,519     3,355,709      946,599       (88)         169,746   1,474,107     16,583,705

NT Mid Cap
Value Fund
Institutional
Class                581,803     1,565,701      431,097      1,127         172,979     690,541      7,637,383

NT Small
Company Fund
Institutional
Class                266,651       644,918      384,850   (11,618)           5,516     296,319      2,983,932

NT Vista Fund
Institutional
Class(2)             537,679     1,241,646      633,040   (35,570)              --     610,464      6,031,384

Real Estate
Fund
Institutional
Class                 55,301       425,587      316,570     20,971         205,539      58,887      1,916,183

High-Yield Fund
Institutional
Class                595,761     1,400,691      118,812    (3,650)         149,632     797,275      5,134,451

Inflation-
Adjusted
Bond Fund
Institutional
Class                706,080     2,850,971      247,510   (15,870)          93,239     949,591     10,056,169

NT
Diversified
Bond Fund
Institutional
Class              2,622,086     9,722,627      827,114   (16,648)         933,115   3,492,938     35,278,663

NT Emerging
Markets Fund
Institutional
Class                253,841       570,227      816,303     69,523          19,522     228,823      2,633,753

NT
International
Growth Fund
Institutional
Class                802,143     1,938,630      926,385     17,506          28,248     904,338      9,766,850

Premium Money
Market Fund
Investor
Class              5,894,217     2,938,374      192,345         --         176,524   8,640,246      8,640,246

International
Bond Fund
Institutional
Class                415,182     1,946,063      186,219   (11,717)         157,690     542,120      7,356,568
                   ---------   -----------   ----------   --------      ----------   ---------   ------------
                               $34,887,933   $8,319,140   $ 42,177      $2,242,206               $144,730,357
                               ===========   ==========   ========      ==========               ============

(1)  Distributions  received  includes  distributions  from net  investment  income and from capital gains from the underlying funds.

(2) Non-income producing.

------

LIVESTRONG 2025 Portfolio
                                                                                         January 31, 2007
                  July 31,
                     2006                                 Realized
Underlying        Share         Purchase       Sales      Gain       Distributions     Share        Market
Fund               Balance        Cost          Cost       (Loss)     Received(1)     Balance        Value

NT Equity
Growth Fund
Institutional
Class              1,937,538  $ 4,812,915      $ 869,957    $ 1,314       $ 134,525   2,317,014  $ 25,603,004

NT Growth Fund
Institutional
Class              1,917,716     4,653,700     1,929,294      4,999          66,968   2,184,468     23,941,769

NT Large
Company
Value Fund
Institutional
Class              1,869,552     4,716,633     1,022,972        737         255,456   2,216,486     24,935,468

NT Mid Cap
Value Fund
Institutional
Class                799,340     2,021,062       418,879        999         240,006     953,361     10,544,173

NT Small
Company Fund
Institutional
Class                651,704     1,520,901       248,045    (4,416)          14,691     787,984      7,934,999

NT Vista Fund
Institutional
Class(2)             913,828     1,989,651       791,680   (42,090)              --   1,053,773     10,411,277

Real Estate
Fund
Institutional
Class                102,308       742,792       503,345     31,699         387,583     110,258      3,587,795

High-Yield
Fund
Institutional
Class                677,982     1,716,761       111,331    (3,314)         172,615     930,129      5,990,031

Inflation-
Adjusted
Bond Fund
Institutional
Class                796,775     3,277,108       226,735   (14,235)         105,824   1,081,581     11,453,943

NT
Diversified
Bond Fund
Institutional
Class              2,928,445    11,435,774       757,470   (15,744)       1,056,268   3,973,092     40,128,243

NT Emerging
Markets Fund
Institutional
Class                550,499     1,193,545     1,278,449    106,838          46,524     541,381      6,231,295

NT
International
Growth Fund
Institutional
Class              1,571,037     3,529,946     1,986,325     47,033          54,386   1,728,687     18,669,820

Premium Money
Market Fund
Investor
Class              7,362,225     2,758,598       180,330         --         214,862   9,940,493      9,940,493

International
Bond Fund
Institutional
Class                 54,841     1,229,362        37,353    (2,288)          40,241     138,093      1,873,922
                   ---------   -----------   -----------   --------     -----------   ---------   ------------
                               $45,598,748   $10,362,165   $111,532      $2,789,949               $201,246,232
                               ===========   ===========   ========     ===========               ============

(1)  Distributions  received  includes  distributions  from net  investment  income and from capital gains from the underlying funds.

(2) Non-income producing.

------

LIVESTRONG 2035 Portfolio
                                                                                        January 31, 2007
                  July 31,
                     2006                                Realized
Underlying        Share         Purchase       Sales     Gain       Distributions     Share        Market
Fund               Balance        Cost         Cost       (Loss)     Received(1)     Balance        Value

NT Equity
Growth Fund
Institutional
Class                998,380   $ 3,896,420    $ 925,237    $ 4,245        $ 73,057   1,284,251   $ 14,190,975

NT Growth Fund
Institutional
Class              1,008,391     3,896,334    1,007,440      (141)          39,354   1,288,222     14,118,913

NT Large
Company
Value Fund
Institutional
Class              1,000,250     3,941,639    1,250,172      4,258         142,479   1,253,408     14,100,840

NT Mid Cap
Value Fund
Institutional
Class                481,782     1,925,267      384,818      1,664         156,212     629,263      6,959,649

NT Small
Company Fund
Institutional
Class                294,609     1,235,756      196,152    (2,238)           7,558     405,292      4,081,290

NT Vista Fund
Institutional
Class(2)             550,757     1,957,650      351,060   (11,744)              --     730,634      7,218,664

Real Estate
Fund
Institutional
Class                 58,093       667,414      333,777     12,152         239,665      69,084      2,247,993

High-Yield Fund
Institutional
Class                216,648       825,270      105,437    (1,974)          58,773     329,836      2,124,144

Inflation-
Adjusted
Bond Fund
Institutional
Class                259,945     1,607,076      219,006   (11,695)          35,292     390,107      4,131,233

NT
Diversified
Bond Fund
Institutional
Class                982,924     5,724,815      757,128   (14,910)         378,649   1,469,604     14,843,004

NT Emerging
Markets Fund
Institutional
Class                394,918     1,351,565    1,053,595     73,378          36,320     424,355      4,884,326

NT
International
Growth Fund
Institutional
Class                767,610     2,750,600      945,737     12,274          29,795     950,790     10,268,532

Premium Money
Market Fund
Investor
Class                332,790       695,590       44,597         --          14,141     983,783        983,783
                   ---------   -----------   ----------   --------     -----------    --------   ------------
                               $30,475,396   $7,574,156    $65,269      $1,211,295               $100,153,346
                               ===========   ==========   ========     ===========               ============

(1)  Distributions  received  includes  distributions  from net  investment  income and from capital gains from the underlying funds.

(2) Non-income producing.

------

LIVESTRONG 2045 Portfolio
                                                                                      January 31, 2007
                  July 31,
                    2006                                Realized
Underlying        Share        Purchase       Sales     Gain       Distributions     Share       Market
Fund               Balance       Cost         Cost       (Loss)     Received(1)     Balance      Value

NT Equity
Growth Fund
Institutional
Class               622,511   $ 3,213,476    $ 434,699      $ 387        $ 50,273    891,345   $ 9,849,362

NT Growth
Fund
Institutional
Class               628,776     3,213,428      494,786    (2,581)          26,983    894,128     9,799,643

NT Large
Company
Value Fund
Institutional
Class               623,017     3,266,434      493,978      (527)          99,030    884,558     9,951,269

NT Mid Cap
Value Fund
Institutional
Class               300,760     1,587,490      174,730       (12)         107,292    436,826     4,831,296

NT Small
Company Fund
Institutional
Class               203,767     1,114,951      106,568    (2,544)           5,736    311,722     3,139,041

NT Vista Fund
Institutional
Class(2)            343,690     1,635,069      173,430    (9,226)              --    506,916     5,008,330

Real Estate
Fund
Institutional
Class                40,745       619,960      213,143      6,300         185,977     54,098     1,760,349

NT Emerging
Markets Fund
Institutional
Class               299,005     1,360,857      735,608     50,906          30,580    361,587     4,161,866

NT
International
Growth Fund
Institutional
Class               424,763     2,025,783      291,235      (512)          18,589    600,341     6,483,683

High-Yield
Fund
Institutional
Class                92,365       459,133       35,376    (1,040)          27,254    159,038     1,024,205

Inflation-
Adjusted Bond
Fund
Institutional
Class               109,499       916,335       72,477    (3,813)          15,903    188,151     1,992,519

NT
Diversified
Bond Fund
Institutional
Class               416,572     3,133,374      247,716    (4,037)         174,394    698,983     7,059,728
                  ---------   -----------   ----------   --------      ----------    -------   -----------
                              $22,546,290   $3,473,746    $33,301        $742,011              $65,061,291
                              ===========   ==========   ========      ==========              ===========

(1)  Distributions  received  includes  distributions  from net  investment  income and from capital gains from the underlying funds.

(2) Non-income producing.

------

6. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the  underlying  funds for the purpose of  exercising  management  or control;  however, investments by the funds within their investment  strategies may represent a significant  portion of the underlying funds' net assets.  As of January 31, 2007,  the  following  LIVESTRONG  Portfolios  owned 25% or more of the total outstanding shares of the underlying funds:

                                     LIVESTRONG     LIVESTRONG    LIVESTRONG
                                        2015           2025          2035
                                      Portfolio     Portfolio      Portfolio
NT Diversified Bond Fund                 32%           37%            --
NT Emerging Markets Fund                 --            35%            27%
NT Equity Growth Fund                    25%           34%            --
NT Growth Fund                           --            38%            --
NT International Growth Fund             --            39%            --
NT Large Company Value Fund              --            35%            --
NT Mid Cap Value Fund                    --            33%            --
NT Small Company Fund                    --            42%            --
NT Vista Fund                            --            35%            --

As of January 31, 2007, the funds, in aggregate,  owned 100% of the total  outstanding  shares of the underlying NT
Diversified  Bond, NT Emerging  Markets,  NT Equity Growth,  NT Growth,  NT International  Growth, NT Large Company
Value, NT Mid Cap Value, NT Small Company and NT Vista funds.

7. FEDERAL TAX INFORMATION

The book-basis  character of  distributions  made during the year from net investment  income or net realized gains may differ from their ultimate  characterization  for federal income tax purposes.  These  differences  reflect the differing  character of certain  income items and net realized  gains and losses for  financial  statement  and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

                    LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG
                      Income          2015           2025           2035           2045
                     Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
Federal tax
cost of
investments          $45,660,467   $137,705,161   $189,570,047    $93,276,565    $60,189,295
                    ============   ============   ============   ============   ============
Gross tax
appreciation
of investments        $2,052,368     $7,366,830    $12,059,282     $6,982,962     $4,920,074

Gross tax
depreciation
of investments         (184,313)      (341,634)      (383,097)      (106,181)       (48,078)
                    ------------   ------------   ------------   ------------   ------------
Net tax
appreciation
(depreciation)
of investments        $1,868,055     $7,025,196    $11,676,185     $6,876,781     $4,871,996
                    ============   ============   ============   ============   ============

The difference  between  book-basis and tax-basis cost and unrealized  appreciation  (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006,  the Financial  Accounting  Standards  Board (FASB) issued  Interpretation  No. 48,  "Accounting  for
Uncertainty in Income Taxes - an  Interpretation  of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial  statement  recognition of the benefit of positions taken in filing tax returns  (including whether an entity is taxable in a particular jurisdiction),  and requires certain expanded tax disclosures.  FIN 48 is effective for fiscal years  beginning  after December 15, 2006, and is to be applied to all open tax years as of the date of  effectiveness.  The FASB issued  Statement  of Financial  Accounting  Standards  No. 157,  "Fair Value
Measurements"  (FAS 157), in September  2006,  which is effective  for fiscal years  beginning  after  November 15,
2007.  FAS 157 defines  fair value,  establishes  a framework  for  measuring  fair value and expands the  required financial  statement  disclosures about fair value measurements.  Management is currently  evaluating the impact of adopting FIN 48 and FAS 157.

------

FINANCIAL HIGHLIGHTS
LIVESTRONG Income Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.45      $10.51     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.18        0.37       0.29
 Net Realized and Unrealized Gain (Loss)               0.61      (0.07)       0.52
                                                   --------    --------   --------
 Total From Investment Operations                      0.79        0.30       0.81
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.23)      (0.35)     (0.30)
 From Net Realized Gains                             (0.15)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.38)      (0.36)     (0.30)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $10.86      $10.45     $10.51
                                                   ========    ========   ========

TOTAL RETURN(4)                                       7.64%       2.99%      8.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.20%(6)       0.20%   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              3.41%(6)       3.51%   3.16%(6)

Portfolio Turnover Rate                                 10%        120%         6%

Net Assets, End of Period (in thousands)            $36,205     $27,374    $15,572

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.45      $10.51     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.19        0.37       0.34
 Net Realized and Unrealized Gain (Loss)               0.61      (0.05)       0.48
                                                   --------    --------   --------
 Total From Investment Operations                      0.80        0.32       0.82
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.24)      (0.37)     (0.31)
 From Net Realized Gains                             (0.15)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.39)      (0.38)     (0.31)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $10.86      $10.45     $10.51
                                                   ========    ========   ========

TOTAL RETURN(4)                                       7.75%       3.20%      8.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.00%(6)       0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              3.61%(6)       3.71%   3.36%(6)

Portfolio Turnover Rate                                 10%        120%         6%

Net Assets, End of Period (in thousands)             $5,209      $4,409     $3,169

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.45      $10.51     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.18        0.33       0.18
 Net Realized and Unrealized Gain (Loss)               0.59      (0.05)       0.61
                                                   --------    --------   --------
 Total From Investment Operations                      0.77        0.28       0.79
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.22)      (0.33)     (0.28)
 From Net Realized Gains                             (0.15)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.37)      (0.34)     (0.28)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $10.85      $10.45     $10.51
                                                   ========    ========   ========

TOTAL RETURN(4)                                       7.41%       2.83%      7.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.45%(6)       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              3.16%(6)       3.26%   2.91%(6)

Portfolio Turnover Rate                                 10%        120%         6%

Net Assets, End of Period (in thousands)             $6,137      $2,966       $940

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.44      $10.50     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.16        0.26       0.29
 Net Realized and Unrealized Gain (Loss)               0.61      (0.01)       0.46
                                                   --------    --------   --------
 Total From Investment Operations                      0.77        0.25       0.75
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.21)      (0.30)     (0.25)
 From Net Realized Gains                             (0.15)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.36)      (0.31)     (0.25)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $10.85      $10.44     $10.50
                                                   ========    ========   ========

TOTAL RETURN(4)                                       7.38%       2.48%      7.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.70%(6)       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.91%(6)       3.01%   2.66%(6)

Portfolio Turnover Rate                                 10%        120%         6%

Net Assets, End of Period (in thousands)                $52         $37         $9

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.09      $10.93     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.18        0.37       0.25
 Net Realized and Unrealized Gain (Loss)               0.80        0.11       0.86
                                                   --------    --------   --------
 Total From Investment Operations                      0.98        0.48       1.11
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.27)      (0.31)     (0.18)
 From Net Realized Gains                             (0.27)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.54)      (0.32)     (0.18)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $11.53      $11.09     $10.93
                                                   ========    ========   ========

TOTAL RETURN(4)                                       8.88%       4.46%     11.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.20%(6)       0.20%   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              3.14%(6)       3.27%   2.61%(6)

Portfolio Turnover Rate                                  7%        123%         2%

Net Assets, End of Period (in thousands)           $115,309     $89,431    $40,717

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.10      $10.94     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.19        0.33       0.29
 Net Realized and Unrealized Gain (Loss)               0.80        0.17       0.84
                                                   --------    --------   --------
 Total From Investment Operations                      0.99        0.50       1.13
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.29)      (0.33)     (0.19)
 From Net Realized Gains                             (0.27)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.56)      (0.34)     (0.19)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $11.53      $11.10     $10.94
                                                   ========    ========   ========

TOTAL RETURN(4)                                       8.99%       4.67%     11.32%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.00%(6)       0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              3.34%(6)       3.47%   2.81%(6)

Portfolio Turnover Rate                                  7%        123%         2%

Net Assets, End of Period (in thousands)            $12,875     $10,439     $3,011

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                    2007(1)        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.07      $10.91     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.18        0.31       0.17
 Net Realized and Unrealized Gain (Loss)               0.78        0.14       0.91
                                                   --------    --------   --------
 Total From Investment Operations                      0.96        0.45       1.08
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.24)      (0.28)     (0.17)
 From Net Realized Gains                             (0.27)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.51)      (0.29)     (0.17)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $11.52      $11.07     $10.91
                                                   ========    ========   ========

TOTAL RETURN(4)                                       8.71%       4.22%     10.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.45%(6)       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.89%(6)       3.02%   2.36%(6)

Portfolio Turnover Rate                                  7%        123%         2%

Net Assets, End of Period (in thousands)            $16,156      $9,556       $323

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.06      $10.90     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.16        0.19       0.24
 Net Realized and Unrealized Gain (Loss)               0.78        0.23       0.82
                                                   --------    --------   --------
 Total From Investment Operations                      0.94        0.42       1.06
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.21)      (0.25)     (0.16)
 From Net Realized Gains                             (0.27)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.48)      (0.26)     (0.16)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $11.52      $11.06     $10.90
                                                   ========    ========   ========

TOTAL RETURN(4)                                       8.53%       4.05%     10.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.70%(6)       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.64%(6)       2.77%   2.11%(6)

Portfolio Turnover Rate                                  7%        123%         2%

Net Assets, End of Period (in thousands)               $584        $351        $14

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                 2007(1)       2006       2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                $11.49       $11.21     $10.00
                                                  --------     --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                      0.16         0.34       0.18
 Net Realized and Unrealized Gain (Loss)              1.02         0.27       1.17
                                                  --------     --------   --------
 Total From Investment Operations                     1.18         0.61       1.35
                                                  --------     --------   --------
Distributions
 From Net Investment Income                         (0.24)       (0.31)     (0.14)
 From Net Realized Gains                            (0.52)       (0.02)         --
                                                  --------     --------   --------
 Total Distributions                                (0.76)       (0.33)     (0.14)
                                                  --------     --------   --------
Net Asset Value, End of Period                      $11.91       $11.49     $11.21
                                                  ========     ========   ========

TOTAL RETURN(4)                                     10.37%        5.48%     13.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                          0.20%(6)        0.20%   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             2.73%(6)        2.98%   2.08%(6)

Portfolio Turnover Rate                                 6%         120%         2%

Net Assets, End of Period (in thousands)          $148,615     $112,202    $53,285

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.51      $11.23     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.17        0.37       0.27
 Net Realized and Unrealized Gain (Loss)               1.02        0.26       1.11
                                                   --------    --------   --------
 Total From Investment Operations                      1.19        0.63       1.38
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.27)      (0.33)     (0.15)
 From Net Realized Gains                             (0.52)      (0.02)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.79)      (0.35)     (0.15)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $11.91      $11.51     $11.23
                                                   ========    ========   ========

TOTAL RETURN(4)                                      10.40%       5.77%     13.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.00%(6)       0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.93%(6)       3.18%   2.28%(6)

Portfolio Turnover Rate                                  6%        120%         2%

Net Assets, End of Period (in thousands)            $38,629     $31,399    $21,458

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                    2007(1)     2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                  $11.48     $11.19     $10.00
                                                    --------   --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                        0.16       0.29       0.12
 Net Realized and Unrealized Gain (Loss)                1.00       0.30       1.20
                                                    --------   --------   --------
 Total From Investment Operations                       1.16       0.59       1.32
                                                    --------   --------   --------
Distributions
 From Net Investment Income                           (0.21)     (0.28)     (0.13)
 From Net Realized Gains                              (0.52)     (0.02)         --
                                                    --------   --------   --------
 Total Distributions                                  (0.73)     (0.30)     (0.13)
                                                    --------   --------   --------
Net Asset Value, End of Period                        $11.91     $11.48     $11.19
                                                    ========   ========   ========

TOTAL RETURN(4)                                       10.19%      5.30%     13.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                            0.45%(6)      0.45%   0.45%(6)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                          2.48%(6)      2.73%   1.83%(6)

Portfolio Turnover Rate                                   6%       120%         2%

Net Assets, End of Period (in thousands)             $13,199     $7,404       $388

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.46      $11.18     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.14        0.19       0.15
 Net Realized and Unrealized Gain (Loss)               1.01        0.36       1.15
                                                   --------    --------   --------
 Total From Investment Operations                      1.15        0.55       1.30
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.18)      (0.25)     (0.12)
 From Net Realized Gains                             (0.52)      (0.02)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.70)      (0.27)     (0.12)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $11.91      $11.46     $11.18
                                                   ========    ========   ========

TOTAL RETURN(4)                                      10.11%       4.95%     13.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.70%(6)       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.23%(6)       2.48%   1.58%(6)

Portfolio Turnover Rate                                  6%        120%         2%

Net Assets, End of Period (in thousands)             $1,040        $545        $65

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.85      $11.43     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.15        0.31       0.17
 Net Realized and Unrealized Gain (Loss)               1.26        0.42       1.39
                                                   --------    --------   --------
 Total From Investment Operations                      1.41        0.73       1.56
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.19)      (0.30)     (0.13)
 From Net Realized Gains                             (0.52)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.71)      (0.31)     (0.13)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.55      $11.85     $11.43
                                                   ========    ========   ========

TOTAL RETURN(4)                                      12.04%       6.45%     15.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.20%(6)       0.20%   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.39%(6)       2.61%   1.62%(6)

Portfolio Turnover Rate                                  9%        141%         3%

Net Assets, End of Period (in thousands)            $73,760     $52,206    $21,537

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.87      $11.45     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.16        0.30       0.16
 Net Realized and Unrealized Gain (Loss)               1.27        0.45       1.43
                                                   --------    --------   --------
 Total From Investment Operations                      1.43        0.75       1.59
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.22)      (0.32)     (0.14)
 From Net Realized Gains                             (0.52)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.74)      (0.33)     (0.14)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.56      $11.87     $11.45
                                                   ========    ========   ========

TOTAL RETURN(4)                                      12.15%       6.66%     15.98%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.00%(6)       0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.59%(6)       2.81%   1.82%(6)

Portfolio Turnover Rate                                  9%        141%         3%

Net Assets, End of Period (in thousands)            $16,471     $11,104     $3,435

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.83      $11.42     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.14        0.26       0.11
 Net Realized and Unrealized Gain (Loss)               1.26        0.43       1.44
                                                   --------    --------   --------
 Total From Investment Operations                      1.40        0.69       1.55
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.16)      (0.27)     (0.13)
 From Net Realized Gains                             (0.52)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.68)      (0.28)     (0.13)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.55      $11.83     $11.42
                                                   ========    ========   ========

TOTAL RETURN(4)                                      11.94%       6.10%     15.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.45%(6)       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.14%(6)       2.36%   1.37%(6)

Portfolio Turnover Rate                                  9%        141%         3%

Net Assets, End of Period (in thousands)             $9,357      $5,224       $113

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.82      $11.40     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.13        0.16       0.22
 Net Realized and Unrealized Gain (Loss)               1.25        0.51       1.30
                                                   --------    --------   --------
 Total From Investment Operations                      1.38        0.67       1.52
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.13)      (0.24)     (0.12)
 From Net Realized Gains                             (0.52)      (0.01)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.65)      (0.25)     (0.12)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.55      $11.82     $11.40
                                                   ========    ========   ========

TOTAL RETURN(4)                                      11.76%       5.93%     15.24%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.70%(6)       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              1.89%(6)       2.11%   1.12%(6)

Portfolio Turnover Rate                                  9%        141%         3%

Net Assets, End of Period (in thousands)               $646        $296         $6

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.96      $11.54     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.15        0.31       0.12
 Net Realized and Unrealized Gain (Loss)               1.39        0.46       1.56
                                                   --------    --------   --------
 Total From Investment Operations                      1.54        0.77       1.68
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.17)      (0.32)     (0.14)
 From Net Realized Gains                             (0.53)      (0.03)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.70)      (0.35)     (0.14)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.80      $11.96     $11.54
                                                   ========    ========   ========

TOTAL RETURN(4)                                      12.94%       6.76%     16.86%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.20%(6)       0.20%   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.26%(6)       2.62%   1.83%(6)

Portfolio Turnover Rate                                  7%        137%        17%

Net Assets, End of Period (in thousands)            $39,935     $22,437     $7,465

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.98      $11.56     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.15        0.35       0.25
 Net Realized and Unrealized Gain (Loss)               1.39        0.44       1.45
                                                   --------    --------   --------
 Total From Investment Operations                      1.54        0.79       1.70
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.19)      (0.34)     (0.14)
 From Net Realized Gains                             (0.53)      (0.03)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.72)      (0.37)     (0.14)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.80      $11.98     $11.56
                                                   ========    ========   ========

TOTAL RETURN(4)                                      12.97%       6.96%     17.11%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.00%(6)       0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.46%(6)       2.82%   2.03%(6)

Portfolio Turnover Rate                                  7%        137%        17%

Net Assets, End of Period (in thousands)            $18,700     $13,397     $7,181

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.94      $11.53     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.13        0.20       0.07
 Net Realized and Unrealized Gain (Loss)               1.39        0.53       1.59
                                                   --------    --------   --------
 Total From Investment Operations                      1.52        0.73       1.66
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.13)      (0.29)     (0.13)
 From Net Realized Gains                             (0.53)      (0.03)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.66)      (0.32)     (0.13)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.80      $11.94     $11.53
                                                   ========    ========   ========

TOTAL RETURN(4)                                      12.84%       6.51%     16.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.45%(6)       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              2.01%(6)       2.37%   1.58%(6)

Portfolio Turnover Rate                                  7%        137%        17%

Net Assets, End of Period (in thousands)             $5,937      $4,177       $380

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                  2007(1)       2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.93      $11.51     $10.00
                                                   --------    --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                       0.11        0.12       0.18
 Net Realized and Unrealized Gain (Loss)               1.38        0.59       1.45
                                                   --------    --------   --------
 Total From Investment Operations                      1.49        0.71       1.63
                                                   --------    --------   --------
Distributions
 From Net Investment Income                          (0.10)      (0.26)     (0.12)
 From Net Realized Gains                             (0.53)      (0.03)         --
                                                   --------    --------   --------
 Total Distributions                                 (0.63)      (0.29)     (0.12)
                                                   --------    --------   --------
Net Asset Value, End of Period                       $12.79      $11.93     $11.51
                                                   ========    ========   ========

TOTAL RETURN(4)                                      12.57%       6.24%     16.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)                           0.70%(6)       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              1.76%(6)       2.12%   1.33%(6)

Portfolio Turnover Rate                                  7%        137%        17%

Net Assets, End of Period (in thousands)               $527        $165         $6

(1) Six months ended January 31, 2007 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for  periods  less than one year are not  annualized.  The total  return of the  classes may not  precisely reflect the class  expense  differences  because of the impact of  calculating  the net asset values to two decimal places.  If net asset values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

SHARE CLASS INFORMATION

Four classes of shares are authorized for sale by the funds:  Investor Class,  Institutional  Class,  Advisor Class
and R Class.  The total expense ratio of  Institutional  Class shares is lower than that of Investor  Class shares;
the total expense ratios of the Advisor Class and R Class shares is higher than that of Investor Class shares.

INVESTOR  CLASS shares are  available  for purchase in two ways:  1) directly  from  American  Century  without any commissions  or other  fees;  or 2)  through  certain  financial  intermediaries  (such as  banks,  broker-dealers, insurance  companies and  investment  advisors),  which may require  payment of a transaction  fee to the financial intermediary.

INSTITUTIONAL  CLASS shares are  available to large  investors  such as  endowments,  foundations,  and  retirement plans, and to financial  intermediaries  serving these  investors.  This class recognizes the relatively lower cost of serving  institutional  customers  and others who invest at least $5 million  ($3  million  for  endowments  and foundations)  in an American  Century fund or at least $10 million in multiple  funds. In recognition of the larger investments  and  account  balances  and  comparatively  lower  transaction  costs,  the  total  expense  ratio  of
Institutional Class shares is 0.20% less than the total expense ratio of Investor Class shares.

ADVISOR CLASS shares are sold primarily through  institutions such as investment advisors,  banks,  broker-dealers, insurance  companies,  and  financial  advisors.  Advisor  Class  shares are  subject to a 0.25%  annual Rule 12b-1 distribution  and service  fee.  The total  expense  ratio of Advisor  Class  shares is 0.25% higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily  through  employer-sponsored  retirement plans and through  institutions  such as investment advisors, banks,  broker-dealers,  and insurance companies. R Class shares are subject to a 0.50% annual
Rule 12b-1  distribution  and service fee. The total expense ratio of R Class shares is 0.50% higher than the total expense ratio of Investor Class shares.

All  classes  of shares  represent  a pro rata  interest  in the  funds  and  generally  have the same  rights  and preferences.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any  distributions  you receive from an IRA or certain  403(b),  457 and qualified plans [those not eligible for rollover to an IRA or to another  qualified  plan] are subject to federal income tax  withholding, unless you elect not to have  withholding  apply.  Tax will be withheld on the total amount  withdrawn  even though you may be receiving  amounts that are not subject to withholding,  such as  nondeductible  contributions.  In such case,  excess amounts of withholding  could occur.  You may adjust your  withholding  election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount,  you must notify us to not withhold the federal  income tax.  Even if you plan to roll over the amount you  withdraw  to another  tax-deferred  account,  the  withholding  rate still applies to the  withdrawn  amount unless we have received  notice not to withhold  federal  income tax prior to the withdrawal.  You may notify us in writing or in certain  situations by telephone or through other electronic means.
You have the right to revoke your  withholding  election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember,  even if you elect not to have income tax  withheld,  you are liable for paying income tax on the taxable portion of your  withdrawal.  If you elect not to have  income tax  withheld  or you don't have  enough  income tax withheld,  you may be  responsible  for payment of estimated tax. You may incur  penalties  under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be  withheld  if, at the time of your  distribution,  your  address is within  one of the  mandatory withholding  states and you have federal income tax withheld.  State taxes will be withheld from your  distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century  Investment  Management,  Inc., the funds' investment  advisor,  is responsible for exercising the voting rights  associated  with the  securities  purchased  and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this  responsibility  is available without charge,  upon request,  by calling  1-800-345-2021.  It is also  available on American  Century's  website at  americancentury.com  and on the
Securities and Exchange  Commission's  website at sec.gov.  Information  regarding how the investment advisor voted proxies relating to portfolio  securities  during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete  schedule of portfolio  holdings with the Securities  and Exchange  Commission  (SEC)
for the first and third  quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are  available on the SEC's website  at  sec.gov,  and may be  reviewed  and  copied at the SEC's  Public  Reference  Room in  Washington,  DC.
Information  on the operation of the Public  Reference  Room may be obtained by calling  1-800-SEC-0330.  The funds also make  their  complete  schedule  of  portfolio  holdings  for the most  recent  quarter of their  fiscal  year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate  investment  market,  sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S.  TREASURY BILL INDEX is derived from  secondary  market  interest rates as published by the Federal
Reserve Bank and includes three-month, six-month, and one-year instruments.

The  CITIGROUP  NON-U.S.  WORLD  GOVERNMENT  BOND INDEX is based on the  Citigroup  World Bond Index,  and excludes issues denominated in U.S. dollars.  The index measures the total return of government  securities in major sectors of the international bond market.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-  capitalization-weighted  index that includes fixed-rate Treasury,  government- sponsored,  mortgage,  asset-backed,  and investment-grade issues with a maturity of one year or longer.

The LEHMAN BROTHERS U.S.  AGGREGATE INDEX  represents  securities that are taxable,  registered with the Securities and Exchange Commission, and U.S.  dollar-denominated.  The index covers the U.S. investment-grade  fixed-rate bond market,  with index  components for government and corporate  securities,  mortgage  pass-through  securities,  and asset-backed securities.

Morgan Stanley Capital  International  (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (Europe,  Australasia,  Far East) INDEX is designed to measure developed market equity  performance, excluding the U.S. and Canada.

The MSCI EM® (Emerging Markets) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a  market-capitalization  weighted,  large-cap index created by Frank Russell Company to measure the  performance  of the 1,000  largest  companies  in the Russell 3000 Index (the 3,000  largest  publicly traded U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a  market-capitalization  weighted index created by Frank Russell Company to measure the performance  of the 2,000  smallest of the 3,000  largest  publicly  traded U.S.  companies,  based on total market capitalization.

The RUSSELL  3000® INDEX  measures  the  performance  of the 3,000  largest  U.S.  companies  based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The RUSSELL  MIDCAP® INDEX measures the  performance of the 800 smallest of the 1,000 largest  publicly traded U.S.
companies, based on total market capitalization.

The S&P 500 INDEX is a market  value-weighted  index of the stocks of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry  group  representation  that are  considered to be leading firms in dominant industries.  Each stock's weight in the index is proportionate  to its market value.  Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

NOTES

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
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1-800-345-3533

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FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE  STATEMENTS IT CONTAINS ARE  SUBMITTED FOR THE GENERAL  INFORMATION  OF OUR  SHAREHOLDERS.  THE
REPORT IS NOT AUTHORIZED FOR  DISTRIBUTION TO PROSPECTIVE  INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century  Investments  logo,  American  Century and American  Century  Investments are service marks of
American Century Proprietary Holdings, Inc.

0703
SH-SAN-53521N

AMERICAN CENTURY INVESTMENTS
Semiannual Report               January 31, 2007

[photo of winter]

One Choice Portfolio(SM): Very Conservative
One Choice Portfolio(SM): Conservative
One Choice Portfolio(SM): Moderate
One Choice Portfolio(SM): Aggressive
One Choice Portfolio(SM): Very Aggressive

[american century investments logo and text logo]

OUR MESSAGE TO YOU

We have the  privilege  of  providing  you with the  semiannual  report  for the
American  Century One Choice  Portfolios  for the six months  ended  January 31,
2007.  We've  gathered  this  information  to help you monitor your  investment.
Another  resource is our  website,  americancentury.com,  where we post  company news, portfolio  commentaries,  investment views, and other communications about portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news,  American Century  announced the following  leadership changes.  Chief  Investment  Officer Mark Mallon retired in the first quarter of
2007,  after  nearly a decade at American  Century.  Effective  January 1, 2007, former International  Equity CIO Enrique Chang became CIO with  responsibilities for the  entire  investment  management  operation.  Prior to  joining  American
Century in 2006, Enrique worked at Munder Capital  Management,  serving the last four  years as  president  and CIO.  Before  that,  he held a series  of  senior investment  management positions at Vantage Global Advisors,  J.&W. Seligman and
Co., and General Reinsurance Corp.

In January 2007,  President  and Chief  Executive  Officer Bill Lyons  announced his  retirement  after  nearly 20 years at  American  Century.  Chief  Financial
Officer  Jonathan  Thomas was appointed  president  and CEO  effective  March 1,
2007.  Since 2005,  Jonathan has overseen  American  Century's  financial  area,
with  additional  responsibilities  in  purchasing,   facilities,  real  estate,
information  technology,   operations,  and  human  resources.   Before  joining
American  Century,  Jonathan was a managing  director and global chief operating
officer  of  Morgan  Stanley's  investment   division,   and  worked  in  senior
leadership roles for Bank of America,  Boston Financial  Services,  and Fidelity
Investments.

We wish to thank  Mark and Bill for their many  years of  distinguished  service
-- American  Century is a stronger  company as a result of their hard work.  And we firmly  believe  their roles in our firm have  transitioned  to two talented, committed, and experienced top executives.

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

/s/James E Stowers III
James E. Stowers III
VICE CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

Table of Contents

ONE CHOICE PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .  33
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .  34

The  opinions  expressed  in  the  Portfolio  Commentary  reflect  those  of the portfolio  management team as of the date of the report,  and do not necessarily represent  the opinions of American  Century or any other person in the American
Century  organization.  Any such  opinions  are  subject  to  change at any time based  upon  market or other  conditions  and  American  Century  disclaims  any responsibility  to update such  opinions.  These opinions may not be relied upon as  investment  advice  and,  because  investment  decisions  made  by  American
Century  funds  are based on  numerous  factors,  may not be  relied  upon as an indication of trading  intent on behalf of any American  Century fund.  Security examples  are used for  representational  purposes  only and are not intended as recommendations  to purchase or sell  securities.  Performance  information  for comparative  indices and  securities  is  provided to American  Century by third party vendors.  To the best of American  Century's  knowledge,  such information is accurate at the time of printing.

PERFORMANCE
One Choice Portfolios

Total Returns as of January 31, 2007
                                                            Average Annual
                                                               Returns
                                                                Since          Inception
                               6 months(1)      1 year        Inception          Date
ONE CHOICE PORTFOLIO: VERY
CONSERVATIVE -- INVESTOR
CLASS                             5.41%         6.75%           6.07%           9/30/04

ONE CHOICE PORTFOLIO:
CONSERVATIVE -- INVESTOR
CLASS                             7.73%         8.46%           8.73%           9/30/04

ONE CHOICE PORTFOLIO:
MODERATE -- INVESTOR CLASS       10.29%         10.41%          12.41%          9/30/04

ONE CHOICE PORTFOLIO:
AGGRESSIVE -- INVESTOR CLASS     12.45%         11.32%          14.70%          9/30/04

ONE CHOICE PORTFOLIO: VERY
AGGRESSIVE -- INVESTOR CLASS     14.18%         12.62%          16.93%          9/30/04

RUSSELL 3000 INDEX(2)            14.33%         14.11%          14.75%            --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND
INDEX(2)(3)                       3.67%         4.32%           3.38%             --

LEHMAN BROTHERS U.S.
AGGREGATE INDEX(2)(3)             3.65%         4.28%           3.29%             --

(1) Total returns for periods less than one year are not annualized.

(2) Data  provided  by Lipper  Inc. - A Reuters  Company.  © 2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.

  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

(3) In September of 2006, the portfolios  changed their  fixed-income index from
the  Lehman   Brothers   U.S.   Aggregate   Index  to  the  Citigroup  US  Broad
Investment-Grade  Bond Index. The fund's investment  advisor believes this index better represents the fund's portfolio composition.

The Russell 3000 Index  represents  approximately  98% of investable U.S. equity market and provides a broad measure of equity  performance.  The Lehman Brothers
U.S.  Aggregate  Index and the  Citigroup US Broad  Investment-Grade  Bond Index
represent the U.S.  investment-grade  fixed-rate bond market and provide a broad measure of bond market  performance.  Performance  for these indices is provided for  reference  only.  None  of  the  indices  are  intended  to  represent  the
composition   of  the   portfolio,   which  invests  in  a  mix  of  equity  and
fixed-income  securities.  (See the Schedule of Investments  for the portfolio's asset allocations as of January 31, 2007.)

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.  The  performance  of the  portfolios  is  dependent on the performance of their  underlying  American  Century  funds,  and will assume the risks  associated  with  these  funds.  The risks  will vary  according  to each portfolio's asset  allocation,  and the risk level assigned to each portfolio is intended to reflect the relative  short-term  price  volatility  among the funds in each.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns for the indices are provided for  comparison.  The fund's total returns include  operating  expenses that reduce returns, while the total returns of the indices do not.

------
2

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.  The  performance  of the  portfolios  is  dependent on the performance of their  underlying  American  Century  funds,  and will assume the risks  associated  with  these  funds.  The risks  will vary  according  to each portfolio's asset  allocation,  and the risk level assigned to each portfolio is intended to reflect the relative  short-term  price  volatility  among the funds in each.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns for the indices are provided for  comparison.  The fund's total returns include  operating  expenses that reduce returns, while the total returns of the indices do not.

------
3

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Moderate

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.  The  performance  of the  portfolios  is  dependent on the performance of their  underlying  American  Century  funds,  and will assume the risks  associated  with  these  funds.  The risks  will vary  according  to each portfolio's asset  allocation,  and the risk level assigned to each portfolio is intended to reflect the relative  short-term  price  volatility  among the funds in each.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns for the indices are provided for  comparison.  The fund's total returns include  operating  expenses that reduce returns, while the total returns of the indices do not.

------
4

One Choice Portfolios
Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended January 31
                                                                 2005*   2006     2007
One Choice Portfolio: Very Conservative -- Investor Class        3.35%   4.03%    6.75%
One Choice Portfolio: Conservative -- Investor Class             4.78%   7.01%    8.46%
One Choice Portfolio: Moderate -- Investor Class                 6.65%  11.62%   10.41%
One Choice Portfolio: Aggressive -- Investor Class               7.45%  15.18%   11.32%
One Choice Portfolio: Very Aggressive -- Investor Class          8.65%  17.80%   12.62%
Russell 3000 Index                                               7.22%  12.67%   14.11%
Citigroup US Broad Investment-Grade Bond Index                   1.65%   1.91%    4.32%
Lehman Brothers U.S. Aggregate Index                             1.59%   1.80%    4.28%

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.  The  performance  of the  portfolios  is  dependent on the performance of their  underlying  American  Century  funds,  and will assume the risks  associated  with  these  funds.  The risks  will vary  according  to each portfolio's asset  allocation,  and the risk level assigned to each portfolio is intended to reflect the relative  short-term  price  volatility  among the funds in each.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns for the indices are provided for  comparison.  The fund's total returns include  operating  expenses that reduce returns, while the total returns of the indices do not.

------
5

PORTFOLIO COMMENTARY
One Choice Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

All  five of the One  Choice  Portfolios  posted  positive  returns  for the six months ended January 31, 2007.  Returns ranged from 5.41%* for One Choice:  Very
Conservative  to 14.18% for One Choice:  Very Aggressive (see pages 2-5 for more detailed  performance  information).  The  Portfolios'  results  reflected solid gains for stocks and bonds, both domestically and internationally.

Because of the Portfolios'  strategic  exposure to the various asset classes,  a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

U.S. stocks rallied sharply during the six-month  period,  posting  double-digit gains.  Despite  a modest  slowdown  in the  economy,  corporate  profit  growth remained  robust--as  of January 31, 2007,  the companies in the S&P 500 were on track to deliver  double-digit  earnings  growth in the fourth  quarter of 2006, extending a streak that dates back to the second  quarter of 2002.  Heavy merger and  acquisition  activity,  driven  primarily by private  equity firms awash in cash, also contributed to the stock market's gains.

As the table below shows,  mid-cap  stocks  produced the best returns  (based on
the  Russell   indexes),   while  small-cap   issues  outpaced  their  large-cap
counterparts.  Value stocks generally outperformed  growth-oriented shares, with the exception of the large-cap  segment of the  market--large-cap  growth stocks came out ahead, ending an extended period of  underperformance  versus large-cap value.

Foreign  stocks also  enjoyed  double-digit  gains  during the period.  Emerging markets  were  the  best  performers,  led by  Latin  America.  Among  developed markets,  the Pacific Rim  countries  posted the  highest  returns,  followed by
European  bourses.  Japan was the laggard,  though it too  registered a positive return for the six months.

BOND MARKET REVIEW

U.S.  bonds  advanced  during the period,  but their gains were more modest than those in the stock market (see the adjacent table). The bond

Market Index Total Returns
For the six months ended January 31, 2007*

U.S. STOCKS
Russell 1000 (Large-Cap)(1)                                            14.28%
Russell Midcap(1)                                                      16.20%
Russell 2000 (Small-Cap)(1)                                            14.95%

INTERNATIONAL STOCKS
MSCI EAFE                                                              14.33%
MSCI Emerging Markets                                                  20.45%

U.S. FIXED INCOME
Lehman Brothers U.S. Aggregate(1)                                       3.65%
10-Year U.S. Treasury Note                                              3.27%
90-Day U.S. Treasury Bill(1)                                            2.45%

INTERNATIONAL BONDS
Citigroup Non-U.S. World Government Bond                                0.58%

(1) Data  provided by Lipper  Inc.  -- A Reuters  Company.  ©2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.

  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

*Total returns for periods less than one year are not annualized.

------
6

One Choice Portfolios

market  rallied  early in the period amid  evidence of slowing  economic  growth and the Federal  Reserve's  (the Fed's) shift to a stable  interest rate policy.
After  raising  short-term  interest  rates 17 times  between June 2004 and June
2006,  the Fed held  rates  steady at 5.25%  throughout  the  six-month  period.
Bonds  surrendered  some of their  gains in the last two  months as the  economy displayed some unexpected resiliency.

From a  sector  perspective,  high-yield  corporate  bonds  posted  the  highest returns,  benefiting  from strong  investor  demand for yield.  Investment-grade corporate  bonds and  mortgage-backed  securities  also  performed  well,  while
Treasury and government agency bonds lagged.

Money market rates were little changed  during the period,  reflecting the Fed's stable interest rate policy.

Foreign  bonds  gained  ground but trailed the domestic  bond market.  Improving economic growth,  particularly in Europe and developing  countries,  contributed to the  underperformance  of international  bonds. The U.S.  dollar's impact was mixed--the  greenback  rose nearly 6% versus the  Japanese yen during the period but fell by just under 2% against the euro.

Underlying Fund Allocations as a % of net assets as of January 31, 2007(1)
                                       Very                                                  Very
                                   Conservative   Conservative   Moderate    Aggressive   Aggressive
Equity Growth Fund                     5.2%           9.2%         15.6%       13.9%         16.9%
Growth Fund                            3.1%           5.4%         8.7%        15.2%         18.2%
Large Company Value Fund               8.4%           11.3%        10.2%        9.0%         11.0%
Real Estate Fund                       2.1%           2.0%         2.0%         2.0%         2.0%
Small Company Fund                     1.0%           1.5%         2.0%         2.2%         2.5%
Value Fund                             4.2%           5.9%         4.4%         3.6%         4.7%
Vista Fund                             0.8%           3.5%         6.4%        13.2%         16.2%
Emerging Markets Fund                   --             --          3.9%         6.3%         7.2%
International Growth Fund               --            6.5%         10.6%       13.1%         16.1%
Diversified Bond Fund                 39.4%           36.0%        24.0%       14.2%         2.4%
High-Yield Fund                         --             --          2.5%         4.4%          --
International Bond Fund               10.8%           8.7%         3.8%         0.9%         0.9%
Prime Money Market Fund               24.8%           9.8%         5.8%         1.9%         1.9%
Other Assets and Liabilities           0.2%           0.2%         0.1%         0.1%         --(2)

(1) Underlying fund investments represent Investor Class.

(2) Category is less than 0.05% of total net assets.

------
7

One Choice Portfolios

PORTFOLIO STRATEGY

Each One Choice  Portfolio is a "fund of funds" that  invests in other  American
Century  mutual  funds to achieve  its  investment  objective  and target  asset allocation.  (See table on page 7 for the specific  underlying fund  allocations for each One Choice Portfolio.)

Every  underlying  fund produced  positive  results  during the period.  The top performer was Emerging  Markets,  reflecting the healthy gains of stocks located in  developing  countries.  International  Growth also  posted a strong  return, while Real Estate  delivered  the best  results  among  domestic  equity  funds.
Mirroring  the  broader  market,  the  value  funds in the  Portfolio  generally performed  better than the  growth-oriented  funds.  Unlike the market  indexes, however,  the  Portfolios'  large-cap  stock funds,  including  Growth and Large
Company  Value,  outperformed  the  smaller-cap  funds,  such as Vista and Small
Company.

The  fixed-income  funds  reflected the more modest  returns of the bond market.
High-Yield  posted the best results,  while  International  Bond  registered the smallest  gain.  Prime Money Market's  performance  was in line with that of the three-month U.S. Treasury bill.

Types of Investments in Portfolios as a % of net assets as of January 31, 2007
                                            Very                                                  Very
                                        Conservative   Conservative    Moderate   Aggressive   Aggressive
EQUITY
 Large Cap Value                            12.6%          17.2%        14.6%        12.6%        15.7%
 Large Cap Blend                            5.2%           9.2%         15.6%        13.9%        16.9%
 Large Cap Blend -- International            --            6.5%         10.6%        13.1%        16.1%
 Large Cap Growth                           3.1%           5.4%          8.7%        15.2%        18.2%
 Large Cap Growth -- International           --             --           3.9%        6.3%         7.2%
 Mid Cap Growth                             0.8%           3.5%          6.4%        13.2%        16.2%
 Small Cap Value                            1.0%           1.5%          2.0%        2.2%         2.5%
 Real Estate                                2.1%           2.0%          2.0%        2.0%         2.0%
                                          ---------      ---------    ---------    ---------    ---------
TOTAL EQUITY                                24.8%          45.3%        63.8%        78.5%        94.8%
                                          ---------      ---------    ---------    ---------    ---------

FIXED INCOME
 Investment Grade                           39.4%          36.0%        24.0%        14.2%        2.4%
 High-Yield                                  --             --           2.5%        4.4%          --
 International                              10.8%          8.7%          3.8%        0.9%         0.9%
                                          ---------      ---------    ---------    ---------    ---------
TOTAL FIXED INCOME                          50.2%          44.7%        30.3%        19.5%        3.3%
                                          ---------      ---------    ---------    ---------    ---------

MONEY MARKET                                24.8%          9.8%          5.8%        1.9%         1.9%
OTHER ASSETS AND LIABILITIES                0.2%           0.2%          0.1%        0.1%         --(1)

(1) Category is less than 0.05% of total net assets.

------
8

One Choice Portfolios

Although  each  Portfolio  has a "neutral"  asset mix that does not  change,  we often  make  modest  adjustments  to take  advantage  of  opportunities  that we believe will help the Portfolios  better meet their  investment  objectives.  At
the  beginning  of  the  six-month   period,   the  Portfolios   were  neutrally
positioned  with regard to stocks,  bonds,  and cash  equivalents.  However,  in
October,  we  established  a  modest  overweight  in bonds  and a  corresponding underweight in stocks. This was a more defensive  position,  reflecting our view that  declining  profit  margins  and  decelerating  earnings  growth  could put downward pressure on the stock market.

Digging a little deeper into the Portfolios,  we made some other  adjustments to the underlying  fund  holdings.  The most  significant  change was a shift to an overweight  position in large-cap  stocks,  which have  underperformed in recent years, and a comparable  underweight in smaller-cap  issues.  We moved back to a more  neutral  position  in  growth-oriented  stocks and  international  stocks, reducing  slight  overweights in both, and we decreased our underweight in value shares as well.

Within the  fixed-income  portion of the Portfolios,  we remained  overweight in international  bonds,  based  on our  expectations  for a  weaker  dollar  given declining economic activity  domestically and expanding  economies  elsewhere in the world. We also emphasized high-quality bonds over lower-quality securities.

STARTING POINT FOR THE NEXT REPORT PERIOD

As of January 31,  2007,  we intended to maintain the same  positioning  for the
Portfolios.  The stock  market was likely to face some  headwinds,  including  a weaker economy and lower profit  growth--the  S&P 500's streak of 19 consecutive quarters  of  double-digit  earnings  growth  was  expected  to end in the first quarter  of  2007.  We also  expected  high-quality  bonds  to hold up well in a slower economic environment.

------
9

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund  shareholders  may  incur  two  types  of  costs:  (1)  transaction  costs, including  sales charges  (loads) on purchase  payments and  redemption/exchange fees;  and (2)  ongoing  costs,  including  management  fees;  distribution  and service  (12b-1)  fees;  and other fund  expenses.  This  example is intended to help you  understand  your ongoing  costs (in dollars) of investing in your fund and to compare  these costs with the ongoing  cost of  investing in other mutual funds.  As a shareholder in the  underlying  American  Century funds,  your fund will  indirectly  bear  its pro  rata  share  of the  expenses  incurred  by the underlying  funds.  These  expenses  are not  included in the fund's  annualized expense  ratio or the  expenses  paid during the  period.  These  expenses  are, however, included in the effective expenses paid during the period.

The example is based on an  investment  of $1,000 made at the  beginning  of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The table provides  information  about actual account values and actual expenses for each  class.  You may use the  information,  together  with the  amount  you invested,  to  estimate  the  expenses  that you paid  over the  period.  First, identify  the share class you own.  Then simply  divide  your  account  value by
$1,000 (for example,  an $8,600  account  value  divided by $1,000 = 8.6),  then multiply  the result by the  number  under the  heading  "Expenses  Paid  During
Period" to estimate the expenses you paid on your account during this period.

If  you  hold   Investor   Class  shares  of  any  American   Century  fund,  or
Institutional  Class shares of the American  Century  Diversified  Bond Fund, in an American  Century account (i.e.,  not a financial  intermediary or retirement plan  account),  American  Century  may charge you a $12.50  semiannual  account maintenance  fee if the  value of those  shares is less  than  $10,000.  We will redeem  shares  automatically  in one of your accounts to pay the $12.50 fee. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered  under your  Social  Security  number.  PERSONAL  ACCOUNTS include  individual  accounts,  joint  accounts,  UGMA/UTMA  accounts,  personal trusts,  Coverdell  Education Savings Accounts and IRAs (including  traditional,
Roth,  Rollover,  SEP-,  SARSEP- and SIMPLE-IRAs),  and certain other retirement accounts.  If you have only business,  business  retirement,  employer-sponsored or American Century  Brokerage  accounts,  you are currently not subject to this fee.  We will not charge the fee as long as you choose to manage  your  accounts exclusively  online.  If you are subject to the Account  Maintenance  Fee,  your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table  also  provides  information  about  hypothetical  account  values and hypothetical  expenses  based on the actual  expense ratio of each class of your fund and an  assumed  rate of return of 5% per year  before  expenses,  which is not the actual return of a fund's share class. The  hypothetical  account values and expenses may not be used to estimate the actual  ending  account  balance or expenses you paid for the period.  You may use this  information  to compare the ongoing  costs of  investing  in your fund and other  funds.  To do so,  compare this 5% hypothetical  example with the 5%  hypothetical  examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads) or redemption/exchange  fees. Therefore,  the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the  relative total costs of owning  different  funds.  In  addition,  if these  transactional costs were included, your costs would have been higher.

------
10

                                                                                Effective
                                                        Expenses                 Expenses
                                                       Paid                     Paid
                              Beginning     Ending       During                   During     Effective
                               Account      Account    Period(1)   Annualized   Period(2)    Annualized
                                Value        Value      8/1/06 -     Expense     8/1/06 -     Expense
                               8/1/06       1/31/07     1/31/07     Ratio(1)     1/31/07      Ratio(2)

One Choice Portfolio: Very Conservative -- Investor Class Shareholder Fee Example
Actual                         $1,000      $1,054.10     $0.00      0.00%(3)      $3.57        0.69%
Hypothetical                   $1,000      $1,025.21     $0.00      0.00%(3)      $3.52        0.69%

One Choice Portfolio: Conservative -- Investor Class Shareholder Fee Example
Actual                         $1,000      $1,077.30     $0.00      0.00%(3)      $4.03        0.77%
Hypothetical                   $1,000      $1,025.21     $0.00      0.00%(3)      $3.93        0.77%

One Choice Portfolio: Moderate -- Investor Class Shareholder Fee Example
Actual                         $1,000      $1,102.90     $0.00      0.00%(3)      $4.56        0.86%
Hypothetical                   $1,000      $1,025.21     $0.00      0.00%(3)      $4.39        0.86%

One Choice Portfolio: Aggressive -- Investor Class Shareholder Fee Example
Actual                         $1,000      $1,124.50     $0.00      0.00%(3)      $5.09        0.95%
Hypothetical                   $1,000      $1,025.21     $0.00      0.00%(3)      $4.85        0.95%

One Choice Portfolio: Very Aggressive -- Investor Class Shareholder Fee Example
Actual                         $1,000      $1,141.80     $0.00      0.00%(3)      $5.40        1.00%
Hypothetical                   $1,000      $1,025.21     $0.00      0.00%(3)      $5.10        1.00%

(1) Expenses  are equal to the class's  annualized  expense  ratio listed in the
table  above,   multiplied  by  the  average  account  value  over  the  period, multiplied  by 184,  the  number of days in the most  recent  fiscal  half-year, divided by 365, to reflect the one-half  year  period.  The fees and expenses of the  underlying  American  Century  funds in  which  the  fund  invests  are not included in the class's annualized expense ratio.

(2) Effective  expenses  reflect the sum of expenses borne directly by the class plus the fund's  pro rata share of the  weighted  average  expense  ratio of the underlying  funds in which it invests.  The effective  annualized  expense ratio combines  the  class's  annualized  expense  ratio and the  annualized  weighted average expense ratio of the underlying  funds. The annualized  weighted average expense  ratio of the  underlying  funds for the one-half  year period  reflects the  actual  expense  ratio  of  each  underlying  fund  from  its  most  recent shareholder  report,  annualized  and weighted for the fund's  relative  average investment therein during the period.

(3)  Other  expenses,  which  include  the  fees  and  expenses  of  the  fund's independent  directors  and its  legal  counsel,  as well as  interest,  did not exceed 0.005%.

------
11

SCHEDULE OF INVESTMENTS
One Choice Portfolios

JANUARY 31, 2007 (UNAUDITED)

Shares                                                                  Value

One Choice Portfolio: Very Conservative

Mutual Funds(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 39.4%
         1,295,283  Diversified Bond Fund Investor Class               $12,862,160
                                                                    --------------
MONEY MARKET FUNDS -- 24.8%
         8,090,157  Prime Money Market Fund Investor Class               8,090,157
                                                                    --------------
DOMESTIC EQUITY FUNDS -- 24.8%
            64,554  Equity Growth Fund Investor Class                    1,682,277
            44,926  Growth Fund Investor Class                           1,025,211
           357,605  Large Company Value Fund Investor Class              2,728,526
            20,595  Real Estate Fund Investor Class                        669,338
            33,181  Small Company Fund Investor Class                      337,451
           179,581  Value Fund Investor Class                            1,375,590
            15,072  Vista Fund Investor Class                              268,734
                                                                    --------------
                                                                         8,087,127
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 10.8%
           258,748  International Bond Fund Investor Class               3,508,623
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $31,839,544)                                                      32,548,067
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                        73,214
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                             $32,621,281
                                                                    ==============

Notes to Schedule of Investments

(1)  Investments  are funds  within the  American  Century  family of funds,  of which  certain  funds may be deemed to be under  common  control  because of the same board of directors.

See Notes to Financial Statements.

Shares                                                                  Value

One Choice Portfolio: Conservative

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 38.8%
           638,728  Equity Growth Fund Investor Class                 $ 16,645,252
           432,088  Growth Fund Investor Class                           9,860,248
         2,699,945  Large Company Value Fund Investor Class             20,600,579
           113,569  Real Estate Fund Investor Class                      3,690,993
           273,826  Small Company Fund Investor Class                    2,784,810
         1,395,514  Value Fund Investor Class                           10,689,637
           359,226  Vista Fund Investor Class                            6,405,000
                                                                    --------------
                                                                        70,676,519
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 36.0%
         6,590,461  Diversified Bond Fund Investor Class                65,443,278
                                                                    --------------
MONEY MARKET FUNDS -- 9.8%
        17,792,724  Prime Money Market Fund Investor Class              17,792,724
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 8.7%
         1,165,526  International Bond Fund Investor Class              15,804,533
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 6.5%
           928,529  International Growth Fund Investor Class            11,745,892
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $173,531,944)                                                    181,462,946
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       306,723
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $181,769,669
                                                                    ==============

Notes to Schedule of Investments

(1)  Investments  are funds  within the  American  Century  family of funds,  of which  certain  funds may be deemed to be under  common  control  because of the same board of directors.

------
12

One Choice Portfolios

Shares                                                                  Value

One Choice Portfolio: Moderate

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 49.3%
         2,744,410  Equity Growth Fund Investor Class                 $ 71,519,325
         1,744,543  Growth Fund Investor Class                          39,810,471
         6,121,028  Large Company Value Fund Investor Class             46,703,444
           283,791  Real Estate Fund Investor Class                      9,223,208
           910,871  Small Company Fund Investor Class                    9,263,558
         2,613,373  Value Fund Investor Class                           20,018,437
         1,652,086  Vista Fund Investor Class                           29,456,693
                                                                    --------------
                                                                       225,995,136
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 26.5%
        11,124,405  Diversified Bond Fund Investor Class               110,465,341
         1,749,524  High-Yield Fund Investor Class                      11,266,935
                                                                    --------------
                                                                       121,732,276
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 14.5%
         1,986,822  Emerging Markets Fund Investor Class                18,020,476
         3,855,780  International Growth Fund Investor Class            48,775,617
                                                                    --------------
                                                                        66,796,093
                                                                    --------------
MONEY MARKET FUNDS -- 5.8%
        26,670,268  Prime Money Market Fund Investor Class              26,670,268
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 3.8%
         1,293,958  International Bond Fund Investor Class              17,546,070
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $430,084,418)                                                    458,739,843
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       522,702
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $459,262,545
                                                                    ==============

Notes to Schedule of Investments

(1)  Investments  are funds  within the  American  Century  family of funds,  of which  certain  funds may be deemed to be under  common  control  because of the same board of directors.

See Notes to Financial Statements.

Shares                                                             Value

One Choice Portfolio: Aggressive

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 59.1%
         1,682,892  Equity Growth Fund Investor Class                 $ 43,856,166
         2,090,288  Growth Fund Investor Class                          47,700,372
         3,739,354  Large Company Value Fund Investor Class             28,531,271
           192,822  Real Estate Fund Investor Class                      6,266,715
           696,113  Small Company Fund Investor Class                    7,079,469
         1,478,045  Value Fund Investor Class                           11,321,825
         2,338,380  Vista Fund Investor Class                           41,693,315
                                                                    --------------
                                                                       186,449,133
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 19.4%
         2,194,020  Emerging Markets Fund Investor Class                19,899,761
         3,273,261  International Growth Fund Investor Class            41,406,752
                                                                    --------------
                                                                        61,306,513
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 18.6%
         4,524,641  Diversified Bond Fund Investor Class                44,929,685
         2,135,664  High-Yield Fund Investor Class                      13,753,676
                                                                    --------------
                                                                        58,683,361
                                                                    --------------
MONEY MARKET FUNDS -- 1.9%
         6,027,028  Prime Money Market Fund Investor Class               6,027,028
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 0.9%
           219,173  International Bond Fund Investor Class               2,971,986
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $289,721,148)                                                    315,438,021
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       236,521
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $315,674,542
                                                                    ==============

Notes to Schedule of Investments

(1)  Investments  are funds  within the  American  Century  family of funds,  of which  certain  funds may be deemed to be under  common  control  because of the same board of directors.

------
13

One Choice Portfolios

Shares                                                                  Value

One Choice Portfolio: Very Aggressive

Mutual Funds(1) -- 100.0%

DOMESTIC EQUITY FUNDS -- 71.5%
           846,958  Equity Growth Fund Investor Class                 $ 22,071,725
         1,038,745  Growth Fund Investor Class                          23,704,162
         1,866,720  Large Company Value Fund Investor Class             14,243,074
            78,776  Real Estate Fund Investor Class                      2,560,220
           315,952  Small Company Fund Investor Class                    3,213,232
           805,473  Value Fund Investor Class                            6,169,923
         1,183,910  Vista Fund Investor Class                           21,109,115
                                                                    --------------
                                                                        93,071,451
                                                                    --------------
INTERNATIONAL EQUITY FUNDS -- 23.3%
         1,034,604  Emerging Markets Fund Investor Class                 9,383,858
         1,657,339  International Growth Fund Investor Class            20,965,339
                                                                    --------------
                                                                        30,349,197
                                                                    --------------
DOMESTIC FIXED INCOME FUNDS -- 2.4%
           308,041  Diversified Bond Fund Investor Class                 3,058,847
                                                                    --------------
MONEY MARKET FUNDS -- 1.9%
         2,462,165  Prime Money Market Fund Investor Class               2,462,165
                                                                    --------------
INTERNATIONAL FIXED INCOME FUNDS -- 0.9%
            89,499  International Bond Fund Investor Class               1,213,606
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $117,467,123)                                                    130,155,266
                                                                    --------------
OTHER ASSETS AND LIABILITIES(2)                                             26,580
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                            $130,181,846
                                                                    ==============

Notes to Schedule of Investments

(1)  Investments  are funds  within the  American  Century  family of funds,  of which  certain  funds may be deemed to be under  common  control  because of the same board of directors.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
14

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2007 (UNAUDITED)
                                                                 Very
                                                             Conservative    Conservative      Moderate
ASSETS
Investment securities in affiliates, at value (cost of
$31,839,544, $173,531,944 and $430,084,418, respectively)       $32,548,067   $181,462,946    $458,739,843
Cash                                                                     55         27,063              83
Receivable for capital shares sold                                       --             --          10,703
Distributions receivable from affiliates                             73,159        279,660         511,916
                                                               ------------   ------------    ------------
NET ASSETS                                                      $32,621,281   $181,769,669    $459,262,545
                                                               ============   ============    ============
INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE
Outstanding                                                       3,113,501     16,226,873      37,644,888
                                                               ============   ============    ============
NET ASSET VALUE PER SHARE                                            $10.48         $11.20          $12.20
                                                               ============   ============    ============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                         $31,989,998   $173,334,620    $427,503,414
Accumulated net investment loss                                    (62,706)      (224,570)       (335,059)
Accumulated undistributed net realized gain (loss) on
investment transactions                                            (14,534)        728,617       3,438,765
Net unrealized appreciation on investments                          708,523      7,931,002      28,655,425
                                                               ------------   ------------    ------------
                                                                $32,621,281   $181,769,669    $459,262,545
                                                               ============   ============    ============

See Notes to Financial Statements.

------
15

JANUARY 31, 2007 (UNAUDITED)
                                                                                                 Very
                                                                               Aggressive     Aggressive
ASSETS
Investment securities in affiliates, at value (cost of $289,721,148 and
$117,467,123, respectively)                                                    $315,438,021   $130,155,266
Cash                                                                                     98             81
Receivable for capital shares sold                                                       --          7,721
Distributions receivable from affiliates                                            236,423         18,778
                                                                               ------------   ------------
NET ASSETS                                                                     $315,674,542   $130,181,846
                                                                               ============   ============
INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE
Outstanding                                                                      24,362,969      9,530,162
                                                                               ============   ============
NET ASSET VALUE PER SHARE                                                            $12.96         $13.66
                                                                               ============   ============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                                        $287,336,871   $116,227,229
Accumulated net investment loss                                                   (140,789)       (11,645)
Undistributed net realized gain on investment transactions                        2,761,587      1,278,119
Net unrealized appreciation on investments                                       25,716,873     12,688,143
                                                                               ------------   ------------
                                                                               $315,674,542   $130,181,846
                                                                               ============   ============

See Notes to Financial Statements.

------
16

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
                                                                  Very
                                                              Conservative   Conservative     Moderate
INVESTMENT INCOME (LOSS)

INCOME:
Income distributions from underlying funds - affiliates           $ 607,515    $ 2,889,096    $ 7,187,282
                                                               ------------   ------------   ------------
EXPENSES:
Directors' fees and expenses                                            194          1,062          2,537
                                                               ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)                                        607,321      2,888,034      7,184,745
                                                               ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:
Sale of investments in underlying funds                            (13,451)       (72,353)      (305,025)
Capital gain distributions received from underlying funds           134,460      1,079,314      4,261,785
                                                               ------------   ------------   ------------
                                                                    121,009      1,006,961      3,956,760
                                                               ------------   ------------   ------------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON
INVESTMENTS                                                         583,971      6,422,884     22,316,414

NET REALIZED AND UNREALIZED GAIN (LOSS)                             704,980      7,429,845     26,273,174
                                                               ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $1,312,301    $10,317,879    $33,457,919
                                                               ============   ============   ============

See Notes to Financial Statements.

------
17

FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
                                                                                                Very
                                                                              Aggressive     Aggressive
INVESTMENT INCOME (LOSS)

INCOME:
Income distributions from underlying funds - affiliates                        $ 4,823,600    $ 1,782,990
                                                                              ------------   ------------
EXPENSES:
Directors' fees and expenses                                                         1,826            769
                                                                              ------------   ------------
NET INVESTMENT INCOME (LOSS)                                                     4,821,774      1,782,221
                                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:
Sale of investments in underlying funds                                          (162,734)       (26,308)
Capital gain distributions received from underlying funds                        3,261,864      1,573,237
                                                                              ------------   ------------
                                                                                 3,099,130      1,546,929
                                                                              ------------   ------------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             20,646,169     10,001,181
                                                                              ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                         23,745,299     11,548,110
                                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $28,567,073    $13,330,331
                                                                              ============   ============

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED) AND YEAR ENDED JULY 31, 2006

                                                    Very Conservative                Conservative
Increase (Decrease) in Net Assets                  2007           2006           2007            2006

OPERATIONS
Net investment income (loss)                       $ 607,321      $ 482,566    $ 2,888,034     $ 2,293,357
Net realized gain (loss)                             121,009       (32,553)      1,006,961         241,594
Change in net unrealized appreciation
(depreciation)                                       583,971         10,991      6,422,884         639,449
                                                ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
resulting from operations                          1,312,301        461,004     10,317,879       3,174,400
                                                ------------   ------------   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                         (732,196)      (445,170)    (3,366,484)     (2,121,359)
From net realized gains                             (69,135)       (12,349)      (467,167)        (54,085)
                                                ------------   ------------   ------------    ------------
Decrease in net assets from distributions          (801,331)      (457,519)    (3,833,651)     (2,175,444)
                                                ------------   ------------   ------------    ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                         14,762,151     15,527,335     75,097,802      85,607,594
Proceeds from reinvestment of distributions          768,717        438,945      3,699,841       2,099,406
Payments for shares redeemed                     (3,272,693)    (6,249,815)   (13,896,518)    (21,504,844)
                                                ------------   ------------   ------------    ------------
Net increase (decrease) in net assets from
capital share transactions                        12,258,175      9,716,465     64,901,125      66,202,156
                                                ------------   ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS             12,769,145      9,719,950     71,385,353      67,201,112

NET ASSETS
Beginning of period                               19,852,136     10,132,186    110,384,316      43,183,204
                                                ------------   ------------   ------------    ------------
End of period                                    $32,621,281    $19,852,136   $181,769,669    $110,384,316
                                                ============   ============   ============    ============
Accumulated undistributed net investment
income (loss)                                      $(62,706)        $62,169     $(224,570)        $253,880
                                                ============   ============   ============    ============

TRANSACTIONS IN SHARES OF THE FUND
Sold                                               1,412,479      1,524,331      6,803,702       8,083,889
Issued in reinvestment of distributions               73,694         43,390        333,800         200,128
Redeemed                                           (313,388)      (613,143)    (1,261,478)     (2,030,348)
                                                ------------   ------------   ------------    ------------
Net increase (decrease) in shares of the fund      1,172,785        954,578      5,876,024       6,253,669
                                                ============   ============   ============    ============

See Notes to Financial Statements.

------
19

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED) AND YEAR ENDED JULY 31, 2006

                                                         Moderate                     Aggressive
Increase (Decrease) in Net Assets                   2007          2006           2007            2006

OPERATIONS
Net investment income (loss)                     $ 7,184,745    $ 4,955,123    $ 4,821,774     $ 3,222,238
Net realized gain (loss)                           3,956,760      1,015,983      3,099,130         821,545
Change in net unrealized appreciation
(depreciation)                                    22,316,414      3,109,672     20,646,169       2,197,038
                                                ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
resulting from operations                         33,457,919      9,080,778     28,567,073       6,240,821
                                                ------------   ------------   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                       (7,953,780)    (4,656,349)    (6,046,181)     (2,399,441)
From net realized gains                          (1,486,928)       (85,464)    (1,127,290)        (60,490)
                                                ------------   ------------   ------------    ------------
Decrease in net assets from distributions        (9,440,708)    (4,741,813)    (7,173,471)     (2,459,931)
                                                ------------   ------------   ------------    ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                        198,151,277    184,059,502    114,189,850     145,803,669
Proceeds from reinvestment of distributions        9,123,210      4,577,903      7,051,707       2,416,686
Payments for shares redeemed                    (25,639,396)   (36,678,759)   (18,310,502)    (25,274,500)
                                                ------------   ------------   ------------    ------------
Net increase (decrease) in net assets from
capital share transactions                       181,635,091    151,958,646    102,931,055     122,945,855
                                                ------------   ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS            205,652,302    156,297,611    124,324,657     126,726,745

NET ASSETS
Beginning of period                              253,610,243     97,312,632    191,349,885      64,623,140
                                                ------------   ------------   ------------    ------------
End of period                                   $459,262,545   $253,610,243   $315,674,542    $191,349,885
                                                ============   ============   ============    ============
Accumulated undistributed net investment
income (loss)                                     $(335,059)       $433,976     $(140,789)      $1,083,618
                                                ============   ============   ============    ============

TRANSACTIONS IN SHARES OF THE FUND
Sold                                              16,680,045     16,339,558      9,104,841      12,363,087
Issued in reinvestment of distributions              760,228        413,171        552,210         210,696
Redeemed                                         (2,160,539)    (3,261,353)    (1,462,267)     (2,147,138)
                                                ------------   ------------   ------------    ------------
Net increase (decrease) in shares of the fund     15,279,734     13,491,376      8,194,784      10,426,645
                                                ============   ============   ============    ============

See Notes to Financial Statements.

------
20

SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED) AND YEAR ENDED JULY 31, 2006

                                                                                    Very Aggressive
Increase (Decrease) in Net Assets                                                 2007           2006

OPERATIONS
Net investment income (loss)                                                    $ 1,782,221    $ 1,031,204
Net realized gain (loss)                                                          1,546,929        253,117
Change in net unrealized appreciation (depreciation)                             10,001,181      1,333,630
                                                                               ------------   ------------
Net increase (decrease) in net assets resulting from operations                  13,330,331      2,617,951
                                                                               ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                      (1,997,828)      (877,225)
From net realized gains                                                           (490,929)       (26,412)
                                                                               ------------   ------------
Decrease in net assets from distributions                                       (2,488,757)      (903,637)
                                                                               ------------   ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                                        49,092,346     62,885,135
Proceeds from reinvestment of distributions                                       2,422,976        882,423
Payments for shares redeemed                                                    (9,436,699)   (13,869,437)
                                                                               ------------   ------------
Net increase (decrease) in net assets from capital share transactions            42,078,623     49,898,121
                                                                               ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                                            52,920,197     51,612,435

NET ASSETS
Beginning of period                                                              77,261,649     25,649,214
                                                                               ------------   ------------
End of period                                                                  $130,181,846    $77,261,649
                                                                               ============   ============

Accumulated undistributed net investment income (loss)                            $(11,645)       $203,962
                                                                               ============   ============

TRANSACTIONS IN SHARES OF THE FUND
Sold                                                                              3,750,016      5,154,430
Issued in reinvestment of distributions                                             180,550         74,592
Redeemed                                                                          (719,198)    (1,143,694)
                                                                               ------------   ------------
Net increase (decrease) in shares of the fund                                     3,211,368      4,085,328
                                                                               ============   ============

See Notes to Financial Statements.

------
21

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION  --  American  Century  Asset  Allocation  Portfolios,   Inc.  (the
corporation)  is registered  under the Investment  Company Act of 1940 (the 1940
Act),  as amended,  as an open-end  management  investment  company.  One Choice
Portfolio:   Very  Conservative  (Very  Conservative),   One  Choice  Portfolio:
Conservative  (Conservative),  One Choice Portfolio:  Moderate  (Moderate),  One
Choice  Portfolio:  Aggressive  (Aggressive),  and One  Choice  Portfolio:  Very
Aggressive  (Very  Aggressive)  (collectively,  the  funds)  are five funds in a series  issued  by the  corporation.  The  funds  operate  as "fund  of  funds,"
meaning that  substantially  all of the funds'  assets will be invested in other funds in the American  Century family of funds (the underlying  funds).  Because the funds  directly  invest in a relatively  small number of  underlying  funds, they are not  diversified  as defined by the 1940 Act.  However,  the underlying funds are generally  diversified  and so indirectly  provide broad exposure to a large number of  securities.  The funds'  investment  objectives are to seek the highest  total  return  consistent  with their  respective  asset mix. The funds pursue  their  objectives  by  investing in  underlying  funds that  represent a variety of asset classes and investment  styles.  Generally,  more  conservative
funds  emphasize   investments  in  bonds  and  cash   equivalents   while  more
aggressive   funds   emphasize   investments  in  stocks.   The  corporation  is
authorized  to issue  3,000,000,000  shares.  The  following is a summary of the funds' significant accounting policies.

UNDERLYING  FUNDS -- Each fund's assets are  allocated  among  underlying  funds that  represent  major asset  classes,  including  equity  securities  (stocks),
fixed-income   securities   (bonds)  and   cash-equivalent   instruments  (money
markets). A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY  GROWTH  seeks  long-term   capital   growth.   It  uses  a  quantitative
investment  strategy to construct an optimized  portfolio  drawn  primarily from the 1,500 largest  publicly  traded U.S.  companies  without  regard to dividend yield.

GROWTH seeks long-term  capital  growth.  It uses a growth  investment  strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks  long-term  capital  growth with income as a secondary objective.  It uses a value investment  strategy and invests primarily in larger
U.S. companies.

REAL ESTATE  seeks  long-term  capital  appreciation  with income as a secondary objective.  It invests  primarily  in equity  securities  issued by real  estate investment trusts and companies engaged in the real estate industry.

SMALL  COMPANY  seeks  long-term   capital   growth.   It  uses  a  quantitative
investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term  capital growth with income as a secondary  objective.  It uses a value  investment  strategy and invests  primarily  in U.S.  companies of all sizes.

VISTA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING  MARKETS seeks capital  growth.  It uses a growth  investment  strategy and invests  primarily in  securities  of companies  located in emerging  market countries and  companies  that derive a  significant  portion of their  business from emerging market countries.

INTERNATIONAL   GROWTH  seeks  capital  growth.  It  uses  a  growth  investment strategy and invests  primarily in securities of companies  located in developed countries other than the United States.

------
22

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED  BOND seeks a high level of income by  investing  primarily in high-
and medium-grade non-money market debt securities.  These securities,  which may be payable in U.S.  or  foreign  currencies,  may  include  corporate  bonds and notes,  government  securities  and  securities  backed  by  mortgages  or other assets.

HIGH-YIELD  seeks high current  income by investing in a  diversified  portfolio
of  high-yield   corporate  bonds  and  other  debt  securities.   As  a  second
objective,  the fund seeks capital  appreciation,  but only when consistent with its primary objective of maximizing current income.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL  BOND  seeks  high  total  return by  investing  in  high-quality, nondollar-denominated  government  and  corporate  debt  securities  outside the
United States.

MONEY MARKET FUNDS

PRIME MONEY  MARKET  seeks to earn the  highest  level of current  income  while preserving  the value of shareholder  investments by investing in  high-quality, cash-equivalent securities.

SECURITY  VALUATIONS -- Investments in the underlying  funds are valued at their
reported  net  asset  value.  The  underlying  funds  have  specific   valuation
policies.  If an event occurs after the value of a security was  established but before the net asset value per share of an underlying  fund was determined  that was likely to  materially  change the net asset  value of the  underlying  fund, that security  would be valued at fair value as  determined  in accordance  with procedures  adopted by the Board of  Directors/Trustees.  If the underlying fund determines  that  the  market  price  of a  portfolio  security  is not  readily available,  or that the  valuation  methods  mentioned  above do not reflect the security's  fair value,  such security is valued at its fair value as determined
by,   or  in   accordance   with   procedures   adopted   by,   the   Board   of
Directors/Trustees  or its  designee  if such  fair  value  determination  would
materially  impact  an  underlying   fund's  net  asset  value.   Certain  other
circumstances  may cause the  underlying  fund to fair value a security such as:
a security has been  declared in default;  trading in a security has been halted during the  trading  day;  or there is a foreign  market  holiday and no trading will commence.

SECURITY  TRANSACTIONS  -- Security  transactions  are  accounted  for as of the trade date.  Net  realized  gains and losses are  determined  on the  identified cost basis, which is also used for federal income tax purposes.

INVESTMENT  INCOME -- Income and capital gain  distributions,  if any,  from the underlying  funds are recorded as of the  ex-dividend  date.  Long-term  capital gain  distributions,  if any, from the  underlying  funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's  policy to distribute  substantially  all net investment  income and net realized gains to  shareholders  and to otherwise qualify as a regulated  investment  company  under  provisions  of the  Internal
Revenue  Code.  Accordingly,  no  provision  has been made for  federal or state income taxes.

DISTRIBUTIONS  TO SHAREHOLDERS --  Distributions to shareholders are recorded on the ex-dividend  date.  Distributions  from net investment  income,  if any, are generally declared and paid quarterly for Very Conservative,  Conservative,  and
Moderate.  Distributions  from net  investment  income,  if any,  are  generally declared and paid annually for  Aggressive  and Very  Aggressive.  Distributions
from net realized  gains,  if any, are generally  declared and paid annually for all funds.

INDEMNIFICATIONS  --  Under  the  corporation's  organizational  documents,  its officers and directors are indemnified  against certain  liabilities arising out of the  performance  of their duties to the funds.  In  addition,  in the normal course  of  business,  the funds  enter  into  contracts  that  provide  general indemnifications.  The  funds  maximum  exposure  under  these  arrangements  is unknown  as this  would  involve  future  claims  that may be made  against  the funds.  The risk of material  loss from such claims is  considered by management to be remote.

USE OF ESTIMATES -- The financial  statements  are prepared in  conformity  with accounting  principles  generally  accepted  in the  United  States of  America, which may require  management to make certain  estimates and  assumptions at the date of the  financial  statements.  Actual  results  could  differ  from  these estimates.

------
23

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT  FEES  -- The  corporation's  investment  advisor,  American  Century
Investment  Management,  Inc. (ACIM), does not receive an administrative fee for services provided to the funds.  Each fund will indirectly  realize its pro rata share of the fees and  expenses  of the  underlying  funds in which it  invests.
These  fees  and  expenses  are  already  reflected  in  the  valuation  of  the underlying funds.

RELATED  PARTIES -- Certain  officers and directors of the  corporation are also officers  and/or  directors,  and,  as  a  group,  controlling  stockholders  of
American  Century  Companies,  Inc.  (ACC),  the  parent  of  the  corporation's investment advisor,  ACIM, the distributor of the corporation,  American Century
Investment  Services,  Inc.,  and the  corporation's  transfer  agent,  American
Century  Services,  LLC. The directors of the  corporation are also directors of some underlying  funds and therefore those  underlying funds may be deemed to be under common control with the  corporation.  The officers of the corporation are also  officers of all the  underlying  funds.  ACIM or American  Century  Global
Investment  Management,  Inc., a wholly-owned  subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment  transactions  for the six months  ended  January 31,  2007,  were as follows:

                           Very Conservative   Conservative      Moderate      Aggressive     Very Aggressive
Purchases                     $13,314,521       $67,631,132    $191,183,460   $109,422,028      $45,241,470
Proceeds from sales           $1,146,740        $2,730,836      $7,781,504     $5,674,855       $2,314,073

4. AFFILIATED COMPANY TRANSACTIONS

Investments  are funds within the  American  Century  family of funds,  of which certain  funds may be  deemed to be under  common  control  because  of the same board of  directors.  The funds do not  invest in the  underlying  funds for the purpose of exercising management or control;  however,  investments by the funds within their  investment  strategies may represent a significant  portion of the underlying  funds' net assets.  As of January 31, 2007,  the funds did not own a significant  percentage of total  outstanding  shares of the underlying funds. A summary of  transactions  for each  underlying  fund during the six months ended
January 31, 2007 follows:

One Choice Portfolio: Very Conservative
                                                                                          January 31, 2007
                   July 31,
                     2006                                  Realized
                     Share       Purchase        Sales     Gain        Distributions     Share        Market
Underlying Fund     Balance        Cost          Cost       (Loss)     Received(1)      Balance       Value

Diversified
Bond Fund                                 $
Investor Class        788,890     5,367,389     $ 319,841   $(9,080)        $238,854    1,295,283   $12,862,160

Prime Money
Market Fund
Investor Class      4,928,595     3,356,882       195,320         --         158,941    8,090,157     8,090,157

Equity
Growth Fund
Investor Class         40,991       636,415        40,800      (633)          53,099       64,554     1,682,277

Growth Fund
Investor Class         28,952       381,486        34,634      (194)             630       44,926     1,025,211

Large
Company
Value Fund
Investor Class        218,520     1,078,470        61,794      (104)          41,939      357,605     2,728,526

Real Estate
Fund Investor
Class                  13,617       253,477        33,243      (702)          68,873       20,595       669,338

Small
Company
Fund Investor
Class                  19,521       142,561         8,605      (666)          15,311       33,181       337,451

Value Fund
Investor Class        124,597       547,665       125,011         10          95,906      179,581     1,375,590

Vista Fund
Investor Class         23,366       124,483       250,330      2,459           1,874       15,072       268,734

International
Bond Fund
Investor Class        161,605     1,425,693        90,613    (4,541)          66,548      258,748     3,508,623
                    ---------   -----------    ----------  ---------    ------------    ---------   -----------
                                $13,314,521    $1,160,191  $(13,451)       $ 741,975                $32,548,067
                                ===========    ==========  =========    ============                ===========

(1)  Distributions  received includes  distributions  from net investment income and from capital gains from the underlying funds.

------
24

One Choice Portfolio: Conservative
                                                                                         January 31, 2007
                    July 31,
                      2006
                  Share         Purchase      Sales       Realized    Distributions    Share        Market
Underlying Fund    Balance        Cost         Cost     Gain (Loss)   Received(1)     Balance        Value

Equity Growth
Fund Investor
Class                410,926   $ 5,845,123    $ 58,348       $ (485)     $ 508,763      638,728   $ 16,645,252

Growth Fund
Investor Class       268,644     3,601,367      34,171         (619)         5,858      432,088      9,860,248
                             8
Large Company
Value Fund
Investor Class       1,703,72    7,397,665      70,404         (203)       308,528    2,699,945     20,600,579

Real Estate
Fund Investor
Class                 75,911     1,296,596     105,251         (212)       364,534      113,569      3,690,993

Small Company
Fund Investor
Class                162,944     1,104,813      10,581         (920)       122,055      273,826      2,784,810

Value Fund
Investor Class       963,764     3,923,897     605,668           634       715,722    1,395,514     10,689,637

Vista Fund
Investor Class       276,338     2,223,653     860,119      (42,321)        43,202      359,226      6,405,000
                             2
Diversified
Bond Fund
Investor Class       4,061,09   25,473,863     243,457       (6,710)     1,189,798    6,590,461     65,443,278
                             6
Prime Money
Market Fund
Investor Class      10,993,12    6,863,841      64,243            --       342,629   17,792,724     17,792,724

International
Bond Fund
Investor Class       737,059     5,947,983      59,711       (1,872)       289,890    1,165,526     15,804,533

International
Growth Fund
Investor Class       653,301     3,952,331     691,236      (19,645)        77,431      928,529     11,745,892
                    --------   -----------  ----------    ----------   -----------   ----------    -----------
                               $67,631,132  $2,803,189     $(72,353)    $3,968,410                $181,462,946
                               ===========  ==========    ==========   ===========                 ===========

One Choice Portfolio: Moderate

Equity Growth
Fund Investor
Class               1,687,245    $28,240,089   $1,362,178    $ (2,148)   $ 2,126,785    2,744,410   $ 71,519,325

Growth Fund
Investor Class      1,055,431     15,393,525      317,184           54        23,003    1,744,543     39,810,471

Large Company
Value Fund
Investor Class      3,373,572     20,192,229        5,011          (4)       671,340    6,121,028     46,703,444

Real Estate
Fund Investor
Class                 175,411      3,620,265      201,354        (740)       882,391      283,791      9,223,208

Small Company
Fund Investor
Class                 501,537      4,045,444        1,299        (187)       394,676      910,871      9,263,558

Value Fund
Investor Class      1,781,053      8,318,478    1,914,591       11,025     1,302,508    2,613,373     20,018,437

Vista Fund
Investor Class      1,126,585     11,372,391    2,818,846    (273,386)       193,399    1,652,086     29,456,693

Diversified
Bond Fund
Investor Class      6,125,114     49,897,377       13,607        (556)     1,909,138   11,124,405    110,465,341

High-Yield Fund
Investor Class      1,015,623      4,679,993        1,461         (65)       282,731    1,749,524     11,266,935

Emerging
Markets Fund
Investor Class      1,068,723      8,331,153        2,133        (181)     2,539,498    1,986,822     18,020,476

International
Growth Fund
Investor Class      2,434,874     18,279,595    1,443,095     (38,635)       313,049    3,855,780     48,775,617

Prime Money
Market Fund
Investor Class     15,237,051     11,436,549        3,332           --       494,499   26,670,268     26,670,268

International
Bond Fund
Investor Class        757,510      7,376,372        2,438        (202)       316,050    1,293,958     17,546,070
                   ----------   ------------   ----------   ----------   -----------   ----------   ------------
                                $191,183,460   $8,086,529   $(305,025)   $11,449,067                $458,739,843
                                ============   ==========   ==========   ===========                ============

(1)  Distributions  received includes  distributions  from net investment income and from capital gains from the underlying funds.

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25

One Choice Portfolio: Aggressive
                                                                                          January 31, 2007
                  July 31,
                     2006
                  Share         Purchase        Sales      Realized     Distributions   Share        Market
Underlying Fund    Balance        Cost          Cost      Gain (Loss)   Received(1)    Balance        Value

Equity Growth
Fund Investor
Class              1,161,627    $14,536,818   $1,249,859        $ 413     $1,314,588   1,682,892    $43,856,166

Growth Fund
Investor Class     1,414,558     15,476,824      666,333      (2,703)         27,614   2,090,288     47,700,372

Large Company
Value Fund
Investor Class     2,279,282     10,771,925       29,849         (70)        418,311   3,739,354     28,531,271

Real Estate
Fund Investor
Class                133,370      2,061,983      191,472          331        603,145     192,822      6,266,715

Small Company
Fund Investor
Class                428,074      2,655,243        9,688      (1,352)        302,248     696,113      7,079,469

Value Fund
Investor Class     1,150,600      3,961,233    1,435,762        7,809        743,705   1,478,045     11,321,825

Vista Fund
Investor Class     1,594,954     13,173,793      886,797    (124,022)        274,257   2,338,380     41,693,315

Emerging
Markets Fund
Investor Class     1,391,260      7,316,145       24,582      (2,287)      2,807,208   2,194,020     19,899,761

International
Growth Fund
Investor Class     2,288,519     12,989,808    1,260,198     (37,711)        266,288   3,273,261     41,406,752

Diversified
Bond Fund
Investor Class     2,675,997     18,502,619       52,432      (2,235)        798,235   4,524,641     44,929,685

High-Yield Fund
Investor Class     1,390,222      4,772,397       17,530        (879)        359,294   2,135,664     13,753,676

Prime Money
Market Fund
Investor Class     3,862,210      2,172,215        7,398           --        116,322   6,027,028      6,027,028

International
Bond Fund
Investor Class       144,708      1,031,025        5,689         (28)         54,249     219,173      2,971,986
                   ---------   ------------   ----------   ----------    -----------   ---------   ------------
                               $109,422,028   $5,837,589   $(162,734)     $8,085,464               $315,438,021
                               ============   ==========   ==========    ===========               ============

One Choice Portfolio: Very Aggressive

Equity Growth
Fund Investor
Class                 576,860    $ 7,435,901    $ 552,883     $ 2,860    $ 656,301      846,958   $ 22,071,725

Growth Fund
Investor Class        697,982      7,824,718      358,153         409       13,608    1,038,745     23,704,162

Large Company
Value Fund
Investor Class      1,156,008      5,245,330       12,930        (78)      208,170    1,866,720     14,243,074

Real Estate Fund
Investor Class         54,124        855,668       81,661          24      243,663       78,776      2,560,220

Small Company
Fund Investor
Class                 192,812      1,218,825        3,465       (415)      136,012      315,952      3,213,232

Value Fund
Investor Class        604,033      2,183,828      639,913       1,058      400,272      805,473      6,169,923

Vista Fund
Investor Class        784,706      6,766,261      127,410    (16,358)      137,735    1,183,910     21,109,115

Emerging Markets
Fund Investor
Class                 658,305      3,423,512        9,269       (402)    1,311,541    1,034,604      9,383,858

International
Growth Fund
Investor Class      1,142,021      6,686,264      545,594    (13,329)      133,743    1,657,339     20,965,339

Diversified Bond
Fund Investor
Class                  80,339      2,276,436        2,330        (38)       45,768      308,041      3,058,847

Prime Money
Market Fund
Investor Class      1,567,786        896,811        2,432          --       47,328    2,462,165      2,462,165

International
Bond Fund
Investor Class         58,738        427,916        4,341        (39)       22,086       89,499      1,213,606
                     --------    -----------   ----------   ---------   ----------    ---------   ------------
                                 $45,241,470   $2,340,381   $(26,308)   $3,356,227                $130,155,266
                                 ===========   ==========   =========   ==========                ============

(1)  Distributions  received includes  distributions  from net investment income and from capital gains from the underlying funds.

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26

5. FEDERAL TAX INFORMATION

The  book-basis  character  of  distributions  made  during  the  year  from net investment  income  or  net  realized  gains  may  differ  from  their  ultimate characterization  for federal  income tax purposes.  These  differences  reflect the  differing  character of certain  income  items and net  realized  gains and
losses  for  financial   statement   and  tax   purposes,   and  may  result  in
reclassification among certain capital accounts on the financial statements.

As of January 31, 2007,  the  components of  investments  for federal income tax purposes were as follows:

                                     Very                                                            Very
                                 Conservative     Conservative      Moderate      Aggressive      Aggressive
Federal tax cost of
investments                         $31,988,231    $173,881,960    $430,903,696   $290,217,065    $117,761,044
                                   ============    ============    ============   ============    ============
Gross tax appreciation of
investments                            $747,102      $8,292,531     $28,831,327    $25,558,033     $12,413,505

Gross tax depreciation of
investments                           (187,266)       (711,545)       (995,180)      (337,077)        (19,283)
                                   ------------    ------------    ------------   ------------    ------------
Net tax appreciation
(depreciation) of investments          $559,836      $7,580,986     $27,836,147    $25,220,956     $12,394,222
                                   ============    ============    ============   ============    ============

The   difference   between   book-basis   and  tax-basis   cost  and  unrealized
appreciation  (depreciation)  is  attributable  primarily to the tax deferral of losses on wash sales.

6. RECENTLY ISSUED ACCOUNTING STANDARDS

In  June  2006,  the  Financial   Accounting   Standards   Board  (FASB)  issued
Interpretation  No.  48,  "Accounting  for  Uncertainty  in  Income  Taxes  - an
Interpretation  of FASB  Statement  No.  109" (FIN  48).  FIN 48  establishes  a minimum  threshold  for  financial  statement  recognition  of  the  benefit  of positions  taken in filing tax returns  (including  whether an entity is taxable in a particular  jurisdiction),  and requires  certain expanded tax disclosures.
FIN 48 is effective for fiscal years  beginning  after December 15, 2006, and is to be  applied to all open tax years as of the date of  effectiveness.  The FASB issued  Statement  of  Financial  Accounting  Standards  No.  157,  "Fair  Value
Measurements"  (FAS 157),  in  September  2006,  which is  effective  for fiscal
years   beginning   after  November  15,  2007.  FAS  157  defines  fair  value, establishes  a framework  for  measuring  fair value and  expands  the  required financial  statement  disclosures about fair value  measurements.  Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
27

FINANCIAL HIGHLIGHTS
One Choice Portfolio: Very Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                                                      2007(1)        2006        2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                      $10.23       $10.27       $10.00
                                                                        --------     --------     --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                                            0.24         0.37         0.25
 Net Realized and Unrealized Gain (Loss)                                    0.31       (0.04)         0.29
                                                                        --------     --------     --------
 Total From Investment Operations                                           0.55         0.33         0.54
                                                                        --------     --------     --------
Distributions
 From Net Investment Income                                               (0.28)       (0.36)       (0.27)
 From Net Realized Gains                                                  (0.02)       (0.01)           --
                                                                        --------     --------     --------
 Total Distributions                                                      (0.30)       (0.37)       (0.27)
                                                                        --------     --------     --------
Net Asset Value, End of Period                                            $10.48       $10.23       $10.27
                                                                        ========     ========     ========

TOTAL RETURN(4)                                                            5.41%        3.27%        5.43%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(5)                    0.00%(6)        0.00%     0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets             4.57%(6)        3.67%     3.00%(6)
Portfolio Turnover Rate                                                       4%          34%          38%
Net Assets, End of Period (in thousands)                                 $32,621      $19,852      $10,132

(1) Six months ended January 31, 2007 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(5) Ratio of  operating  expenses  to average  net assets  does not  include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

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28

One Choice Portfolio: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                                                      2007(1)        2006        2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                      $10.66       $10.54       $10.00
                                                                        --------     --------     --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                                            0.22         0.34         0.22
 Net Realized and Unrealized Gain (Loss)                                    0.60         0.12         0.58
                                                                        --------     --------     --------
 Total From Investment Operations                                           0.82         0.46         0.80
                                                                        --------     --------     --------
Distributions
 From Net Investment Income                                               (0.25)       (0.33)       (0.26)
 From Net Realized Gains                                                  (0.03)       (0.01)           --
                                                                        --------     --------     --------
 Total Distributions                                                      (0.28)       (0.34)       (0.26)
                                                                        --------     --------     --------
Net Asset Value, End of Period                                            $11.20       $10.66       $10.54
                                                                        ========     ========     ========

TOTAL RETURN(4)                                                            7.73%        4.45%        8.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(5)                    0.00%(6)        0.00%     0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets             4.01%(6)        3.23%     2.63%(6)
Portfolio Turnover Rate                                                       2%           8%          12%
Net Assets, End of Period (in thousands)                                $181,770     $110,384      $43,183

(1) Six months ended January 31, 2007 (unaudited).
(2) September 30, 2004 (fund inception) through July 31, 2005.
(3) Computed using average shares outstanding throughout the period.
(4) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.
(5) Ratio of  operating  expenses  to average  net assets  does not  include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

------
29

One Choice Portfolio: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                                                      2007(1)        2006        2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                      $11.34       $10.97       $10.00
                                                                        --------     --------     --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                                            0.25         0.34         0.17
 Net Realized and Unrealized Gain (Loss)                                    0.92         0.38         0.99
                                                                        --------     --------     --------
 Total From Investment Operations                                           1.17         0.72         1.16
                                                                        --------     --------     --------
Distributions
 From Net Investment Income                                               (0.26)       (0.34)       (0.19)
 From Net Realized Gains                                                  (0.05)       (0.01)           --
                                                                        --------     --------     --------
 Total Distributions                                                      (0.31)       (0.35)       (0.19)
                                                                        --------     --------     --------
Net Asset Value, End of Period                                            $12.20       $11.34       $10.97
                                                                        ========     ========     ========

TOTAL RETURN(4)                                                           10.29%        6.68%       11.71%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(5)                    0.00%(6)        0.00%     0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets             4.12%(6)        3.02%     1.98%(6)
Portfolio Turnover Rate                                                       2%           7%           3%
Net Assets, End of Period (in thousands)                                $459,263     $253,610      $97,313

(1) Six months ended January 31, 2007 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(5) Ratio of  operating  expenses  to average  net assets  does not  include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
30

One Choice Portfolio: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                                                      2007(1)        2006        2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                      $11.83       $11.26       $10.00
                                                                        --------     --------     --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                                            0.25         0.31         0.14
 Net Realized and Unrealized Gain (Loss)                                    1.21         0.56         1.22
                                                                        --------     --------     --------
 Total From Investment Operations                                           1.46         0.87         1.36
                                                                        --------     --------     --------
Distributions
 From Net Investment Income                                               (0.28)       (0.29)       (0.10)
 From Net Realized Gains                                                  (0.05)       (0.01)           --
                                                                        --------     --------     --------
 Total Distributions                                                      (0.33)       (0.30)       (0.10)
                                                                        --------     --------     --------
Net Asset Value, End of Period                                            $12.96       $11.83       $11.26
                                                                        ========     ========     ========

TOTAL RETURN(4)                                                           12.45%        7.84%       13.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(5)                    0.00%(6)        0.00%     0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets             3.91%(6)        2.68%     1.52%(6)
Portfolio Turnover Rate                                                       2%           6%           3%
Net Assets, End of Period (in thousands)                                $315,675     $191,350      $64,623

(1) Six months ended January 31, 2007 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(5) Ratio of  operating  expenses  to average  net assets  does not  include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
31

One Choice Portfolio: Very Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                                                      2007(1)        2006        2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                      $12.23       $11.48       $10.00
                                                                        --------     --------     --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                                            0.23         0.25         0.08
 Net Realized and Unrealized Gain (Loss)                                    1.50         0.78         1.49
                                                                        --------     --------     --------
 Total From Investment Operations                                           1.73         1.03         1.57
                                                                        --------     --------     --------
Distributions
 From Net Investment Income                                               (0.24)       (0.27)       (0.09)
 From Net Realized Gains                                                  (0.06)       (0.01)           --
                                                                        --------     --------     --------
 Total Distributions                                                      (0.30)       (0.28)       (0.09)
                                                                        --------     --------     --------
Net Asset Value, End of Period                                            $13.66       $12.23       $11.48
                                                                        ========     ========     ========

TOTAL RETURN(4)                                                           14.18%        9.00%       15.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(5)                    0.00%(6)        0.00%     0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets             3.54%(6)        2.08%     0.84%(6)
Portfolio Turnover Rate                                                       2%           9%           8%
Net Assets, End of Period (in thousands)                                $130,182      $77,262      $25,649

(1) Six months ended January 31, 2007 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(5) Ratio of  operating  expenses  to average  net assets  does not  include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

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32

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As  required  by law,  any  distributions  you  receive  from an IRA or  certain
403(b),  457 and  qualified  plans [those not eligible for rollover to an IRA or to  another  qualified  plan] are  subject to  federal  income tax  withholding, unless you elect not to have  withholding  apply.  Tax will be  withheld  on the total amount  withdrawn  even though you may be  receiving  amounts that are not subject  to  withholding,  such as  nondeductible  contributions.  In such case, excess  amounts of  withholding  could  occur.  You may adjust your  withholding election so that a greater or lesser amount will be withheld.

If you don't  want us to  withhold  on this  amount,  you must  notify us to not withhold  the federal  income tax.  Even if you plan to roll over the amount you withdraw to another  tax-deferred  account,  the withholding  rate still applies to the withdrawn  amount unless we have received notice not to withhold  federal income tax prior to the  withdrawal.  You may notify us in writing or in certain situations by telephone or through other  electronic  means.  You have the right to revoke your  withholding  election at any time and any  election you make may remain in effect until revoked by filing a new election.

Remember,  even if you elect not to have  income  tax  withheld,  you are liable for paying income tax on the taxable  portion of your  withdrawal.  If you elect not to have income tax  withheld or you don't have enough  income tax  withheld, you may be  responsible  for payment of estimated  tax. You may incur  penalties under the  estimated  tax rules if your  withholding  and estimated tax payments are not sufficient.

State tax will be withheld  if, at the time of your  distribution,  your address is within one of the mandatory  withholding  states and you have federal  income
tax  withheld.   State  taxes  will  be  withheld  from  your   distribution  in
accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century  Investment  Management,  Inc., the funds' investment  advisor, is responsible  for exercising the voting rights  associated with the securities purchased  and/or  held  by  the  funds.  A  description  of  the  policies  and procedures  the advisor  uses in  fulfilling  this  responsibility  is available without charge,  upon request, by calling  1-800-345-2021.  It is also available on American Century's website at  americancentury.com  and on the Securities and
Exchange  Commission's  website  at  sec.gov.   Information  regarding  how  the
investment  advisor voted proxies  relating to portfolio  securities  during the most recent  12-month  period  ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The  funds  file  their  complete  schedule  of  portfolio   holdings  with  the
Securities  and Exchange  Commission  (SEC) for the first and third  quarters of each fiscal year on Form N-Q.  The funds'  Forms N-Q are  available on the SEC's website  at  sec.gov,  and  may be  reviewed  and  copied  at the  SEC's  Public
Reference  Room in  Washington,  DC.  Information on the operation of the Public
Reference  Room may be obtained by calling  1-800-SEC-0330.  The funds also make their  complete  schedule of portfolio  holdings for the most recent  quarter of their fiscal year  available on their website at  americancentury.com  and, upon request, by calling 1-800-345-2021.

------
33

INDEX DEFINITIONS

The  following  indices are used to illustrate  investment  market,  sector,  or style  performance  or to serve as fund  performance  comparisons.  They are not investment products available for purchase.

The 90-DAY U.S.  TREASURY BILL INDEX is derived from secondary  market  interest rates  as  published  by the  Federal  Reserve  Bank and  includes  three-month, six-month, and one-year instruments.

The  CITIGROUP  US  BROAD   INVESTMENT-GRADE  (BIG)  BOND  INDEX  is  a  market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored,  mortgage,  asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP  NON-U.S.  WORLD  GOVERNMENT  BOND INDEX is based on the Citigroup
World Bond Index,  and excludes issues  denominated in U.S.  dollars.  The index measures  the total  return of  government  securities  in major  sectors of the international bond market.

The  LEHMAN  BROTHERS  U.S.  AGGREGATE  INDEX  represents  securities  that  are taxable,  registered  with the  Securities  and  Exchange  Commission,  and U.S.
dollar-  denominated.  The index  covers  the U.S.  investment-grade  fixed-rate bond market,  with index  components for  government  and corporate  securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital  International  (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE®  (Europe,  Australasia,  Far East)  INDEX is  designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging  Markets) INDEX  represents  the  performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a  market-capitalization  weighted,  large-cap  index created  by Frank  Russell  Company  to  measure  the  performance  of the 1,000 largest  companies in the Russell 3000 Index (the 3,000 largest  publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL  2000® INDEX is a  market-capitalization  weighted  index created by
Frank Russell  Company to measure the  performance  of the 2,000 smallest of the
3,000  largest   publicly   traded  U.S.   companies,   based  on  total  market
capitalization.

The RUSSELL  3000® INDEX  measures  the  performance  of the 3,000  largest U.S.
companies based on total market capitalization,  which represents  approximately
98% of the investable U.S. equity market.

The RUSSELL  MIDCAP® INDEX  measures the  performance of the 800 smallest of the
1,000  largest   publicly   traded  U.S.   companies,   based  on  total  market
capitalization.

The  S&P 500  INDEX  is a  market  value-weighted  index  of the  stocks  of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's,  it is considered to be a broad measure of
U.S. stock market performance.

------
34

NOTES

------
35

NOTES

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36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS  REPORT AND THE  STATEMENTS  IT  CONTAINS  ARE  SUBMITTED  FOR THE  GENERAL
INFORMATION OF OUR  SHAREHOLDERS.  THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO  PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  AN  EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0703
SH-SAN-53522N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/    Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    March 30, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/    Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    March 30, 2007

By:      /s/    Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    March 30, 2007